Registration No. 33-69760
                                                                     Rule 497(c)
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DELAFIELD FUND, INC.                                          600 FIFTH AVENUE,
INSTITUTIONAL CLASS (I Shares)                                NEW YORK, NY 10020
                                                              (212) 830-5220

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PROSPECTUS
August 15, 1998


Delafield Fund, Inc. (the "Fund") is an open-end, diversified management investment company. The Fund's investment objectives are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. The Fund will seek to achieve these objectives by investing primarily in the equity securities of domestic companies which, based on the research of the Delafield Asset Management Division of Reich & Tang Asset Management L.P. (the "Manager"), are considered to be undervalued or to represent special situations that the Manager believes can increase in value regardless of general economic trends or the condition of the stock market generally. There can be no assurance that the Fund will achieve its objectives. The Institutional Class ("I Shares") of the Fund are available to corporate, institutional and individual investors ("Institutional Investors") and either are sold directly to Institutional Investors or are sold through financial intermediaries that do not receive compensation from the Manager or Distributor.


The Delafield Asset Management Division of Reich & Tang Asset Management L.P. acts as Manager of the Fund and Reich & Tang Distributors, Inc. acts as Distributor of the Fund's shares. Reich & Tang Asset Management L.P. is a registered investment adviser. Reich & Tang Distributors, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.


This Prospectus sets forth concisely the information a prospective investor should know before investing in the I Shares of the Fund. A Statement of Additional Information dated August 15, 1998, has been filed with the Securities and Exchange Commission ("the SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by either writing or calling the Fund at the address or telephone number set forth above. The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information and other reports and information regarding the Fund which have been filed electronically with the SEC.


Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


This Prospectus should be read and retained by investors for future reference.

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THESE  SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE
SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT BEING OFFERED VIA THE INTERNET TO RESIDENTS OF PARTICULAR STATES .
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                                       1

                           TABLE OF FEES AND EXPENSES



Annual Fund Operating Expenses
(as a percentage of average net assets)                      I Shares

       Management Fees                                         .80%
       12b-1 Fees                                               None
       Other Expenses                                          .38%
            Administration Fees                       .21%    _____
       Total Fund Operating Expenses                          1.18%



Example                                     1 year   3 years  5 years   10 years
-------                                     ------   -------  -------   --------


You would pay the following on a $1000
investment, assuming 5% annual return
(cumulative through the end of each year):   $12       $37        $65      $143



The foregoing table is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Also, financial intermediaries may impose fees in connection with the purchase and redemption procedures offered to investors by such organizations. The expenses shown are at the levels anticipated for the current year. For a further discussion of these fees, see "The Manager" and "Distribution and Service Plan" herein.

The  figures   reflected  in  this  example   should  not  be  considered  as  a
representation of past or future expenses. Actual expenses may be greater or less than those shown above.

                              FINANCIAL HIGHLIGHTS

The following financial highlights of I Shares of Delafield Fund, Inc. have been audited by McGladrey & Pullen LLP, Independent Certified Public Accountants, whose report thereon is incorporated by reference in the Statement of Additional Information.



                                             Year                Year          Period from           Year        November 19, 1993
                                             Ended               Ended       October 1, 1995 to      Ended        (Inception) to
                                        December 31, 1997  December 31, 1996 December 31, 1995 September 30, 1995 September 30, 1994
                                        -----------------  ----------------- ----------------- ------------------ ------------------
Per Share Operating Performance:
(for a share outstanding throughout
                        the period)
Net asset value, beginning of period      $    13.49        $   12.26         $    11.95        $   10.82           $   10.00
                                          ----------        ---------         ----------        -----------             ------
Income from investment operations:
          Net investment income                  .21              .16                .05             .13                  .07

Net realized and unrealized
          gains (losses) on investments         2.42              3.07               .50            1.99                  .82
                                            ---------         -----------       --------         ---------               ------
Total from investment operations                2.63              3.23               .55            2.12                  .89
                                            ---------         -----------       ---------        ---------              ---------
Less distributions:
Dividends from net investment income           ( .21)      (      .16)          (    .05)        (   .13)               ( .07)
Distributions from net realized gains
    on investments...............          (    1.03)      (      1.84)       (      .18)        (   .86)                  --
In excess of net realized gain...               --               --           (      .01)           --                     --
                                             --------         ---------         ---------        ---------               ------
Total distributions..............         (     1.24)      (      2.00)       (      .24)        (   .99)              (  .07)
                                             ---------        ----------        ---------        ----------            ---------
Net asset value, end of period...          $   14.88        $    13.49         $   12.26        $  11.95              $ 10.82
                                             =========        ==========        =========        ==========            =========
Total Return.....................              19.66%            26.35%             4.62%(a)       20.05%                8.93%(a)
                                             =========        ==========        =========        ==========            =========
Ratios/Supplemental Data
Net assets, end of period(000)...            $146,624         $  61,279         $  45,730        $ 42,316            $   9,658
Ratios to average net assets:
Expenses, net of waived fees.....               1.29%             1.29%             1.67%*          1.65%                1.78%*
Net investment income............               1.64%             1.18%             1.57%*          1.35%                0.96%*
Management, administration and shareholder
     servicing fees waived.......                .20%              .20%              .20%*           .71%                1.12%
Expenses paid indirectly.........                --                .01%              .07%*            --                   --
Portfolio turnover rate..........              55.43%            75.54%            20.49%          70.36%               42.84%
Average commission rate paid (per share) (b) $   .0305         $   .0378          $  .0343            --                   --

*........Annualized
(a)......Not annualized
(b)......Required by regulations issued in 1995.

INTRODUCTION


Delafield Fund, Inc. (the "Fund") is a diversified, open end management investment company organized as a Maryland corporation on October 12, 1993, that seeks to provide its investors with long term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. The Fund seeks to achieve its objectives by investing principally in the equity securities of domestic companies which, based on the research of the Delafield Asset Management Division of Reich & Tang Asset Management L.P. (the "Manager") are considered to be undervalued or to represent special situations (i.e., companies undergoing change that might cause their market value to grow at a rate faster than the market generally). There can be no assurance that the Fund will achieve its objectives. This is a summary of the Fund's fundamental investment policies which are set forth in full under "Investment Objectives, Policies and Risks" herein and in the Statement of Additional Information and may not be changed without approval of a majority of the Fund's outstanding shares.


The Fund's shares are distributed through Reich & Tang Distributors, Inc. (the "Distributor"), with whom the Fund has entered into a Distribution Agreement pursuant to the Fund's plan adopted under Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). (See "Distribution and Service Plan" herein.) The Fund issues other classes of shares that may have different expenses which may affect performance. Investors may call the telephone number listed on the cover page of this prospectus to obtain more information concerning the other classes available to them.


On any day on which the New York Stock Exchange, Inc. is open for trading ("Fund Business Day"), investors may initiate purchases and redemptions of shares of the Fund's common stock at their net asset value, which will be determined daily. (See "Purchase of Shares" "Redemption of Shares" and "Net Asset Value" herein.) The minimum initial investment is $5,000, except that the minimum initial investment for an Individual Retirement Account is $250. There is no minimum for subsequent investments. The Fund currently intends to pay dividends, if any, semi-annually. Net capital gains, if any, will be distributed at least annually, and in no event later than within 60 days after the end of the Fund's fiscal year. All dividends and distributions of capital gains are automatically invested in additional I Shares of the Fund unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. (See "Dividends, Distributions and Taxes" herein.)


The Fund intends to invest principally in the equity securities of domestic companies. Investment in the Fund should be made with an understanding of the risks which an investment in equity securities may entail. In particular, common stocks represent residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all its obligations, including preferred stock dividends, are satisfied. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, and investor perceptions of market liquidity. See "Investment Objectives, Policies and Risks" herein and the Statement of Additional Information for a discussion of the special risk factors affecting equity securities and the other investment policies of the Fund, including investments in lower rated debt securities.


INVESTMENT OBJECTIVES,
POLICIES AND RISKS


The investment objectives of the Fund are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. The Fund will seek to achieve these objectives by investing primarily in the equity securities of domestic companies which, based on the research of the Manager, are considered to be undervalued or to represent special situations (i.e., companies undergoing change that might cause their market value to grow at a rate faster than the market generally). The Fund's investment objectives are fundamental policies and may not be changed without shareholder approval.

There obviously can be no assurance that the Fund's investment objectives will be achieved. The nature of the Fund's investment objectives and policies may involve a somewhat greater degree of short-term risk than would be present under other investment approaches.


The Fund will under normal circumstances have substantially all of its assets (i.e., more than 65%) invested in a diversified portfolio of equity securities, including common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks. For a discussion of the risks of investing in convertible securities, see "Convertible Securities" and "Risks of Investing in Lower Rated Securities" below.


The Fund at times may also invest less than 35% of its total assets in debt securities and preferred stocks offering a significant opportunity for price appreciation. For a discussion of the risks of investing in these securities, see "Risks of Investing in Lower Rated Securities" below.


The Fund may take a defensive position when the Manager has determined that adverse business or financial conditions warrant such a defensive position and invest temporarily without limit in rated or unrated debt securities or preferred stocks or in money market instruments. Money market instruments for this purpose include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including such obligations subject to repurchase agreements), commercial paper rated in the highest grade by any nationally recognized rating agency, and certificates of deposit and bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars. A repurchase agreement is an instrument under which an investor (e.g., the Fund) purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Repurchase agreements usually have a short duration, often less than one week. In the event that a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.


Within this basic framework, the policy of the Fund will emphasize flexibility in arranging its portfolio to seek the desired results. The Fund's investment philosophy is that of investment in equity securities of companies which, based on fundamental research, the management of the Fund believes to be undervalued. The Manager believes that the philosophy of the management of the portfolio companies is very important and, therefore, intends to invest in companies that are managed for the benefit of their shareholders and not by managements that believe that the most important measure of a company's success is its size. In addition, companies generating free cash flow, which is defined as earnings, depreciation, and deferred income tax in excess of need for capital expenditures and dividends, will be considered attractive because such funds can be used to pay down debt, retire shares, acquire other businesses or increase the dividend.


Investment securities will be assessed upon their earning power, stated asset value and off the balance sheet values, such as natural resources and timber properties. Critical factors that will be considered in the selection of securities will include the values of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, management capability and practices, and the economic and political outlook. Although the balance sheet of a company is important to the Manager's analysis, the Fund may invest in financially troubled companies if the Manager has reason to believe that the underlying assets are worth far more than the market price of the shares. Generally speaking, disposal of a security will be based upon factors such as (i)
increases in the valuation of the security which the Fund believes reflect earnings growth too far in advance, (ii) changes in the relative opportunities offered by various securities, and (iii) actual or potential deterioration of the issuers' earning power which the Fund believes may adversely affect the price of its securities. Portfolio turnover will be influenced by sound investment practices, the Fund's investment objective, and the need of funds for the redemption of the Fund's shares.


The Fund will not seek to realize profits by anticipating short-term market movements and intends to purchase securities for long-term capital appreciation under ordinary circumstances. The rate of portfolio turnover will not be a limiting factor when the investment adviser deems changes to be appropriate.


The Fund's investment policies indicated below (unlike its investment objective) are not fundamental and may be changed by the Fund's Board of Directors without shareholder approval.


Foreign Securities


Although the Fund will invest primarily in domestic securities, both listed and unlisted, and has no present intention of investing any significant portion of its assets in foreign securities, it reserves the right to invest in foreign securities if purchase thereof at the time of purchase would not cause more than 15% of the value of the Fund's total assets to be invested in foreign securities. Investments in foreign securities involve certain risk considerations which are not typically associated with investments in domestic securities. These considerations include changes in exchange rates and exchange control regulation, political and social instability, expropriation, less liquid markets and less available information than is generally the case in the United States, less government supervision of exchanges and brokers and issuers, lack of uniform accounting and auditing standards, foreign withholding taxes and greater price volatility. See "Foreign Securities" in the Statement of Additional Information.


Convertible Securities


The Fund may invest in convertible securities when it appears to the Manager that it may not be prudent to be fully invested in common stocks. In evaluating a convertible security, the Manager places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. See "Convertible Securities" in the Statement of Additional Information.


Risks of Investing in
Lower Rated Securities


The Fund may purchase convertible securities, debt securities, or preferred stock considered by the Manager to be consistent with the Fund's investment objectives regardless of whether or not the security is rated. Lower rated securities (BBB or lower by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies ("S&P") or Baa or lower by Moody's Investor Services, Inc. ("Moody's") and comparable unrated securities, collectively commonly known as "junk bonds", have special risks associated with them. The market for these securities may not be as liquid as the market for higher rated securities, which may result in depressed prices for the Fund upon the disposal of such lower rated securities. There is no established secondary market for many of these securities. The Manager cannot anticipate whether these securities could be sold other than to institutional investors. There is frequently no secondary market for the resale of those debt obligations that are in default. The limited market for these securities may affect the amount actually realized by the Fund upon such sale. Such sale may result in a loss to the Fund. There are certain risks involved in applying credit ratings as a method of evaluating lower rated securities. For example, while credit rating agencies evaluate the safety of principal and interest payments, they do not evaluate the market risk of the securities and the securities may decrease in value as a result of credit developments. See "Description of Ratings" in the Statement of Additional Information for a definition of the various ratings assigned by S&P and Moody's.


These lower rated securities tend to offer higher yields than higher rated securities with the same maturities because the creditworthiness of the obligors of lower rated securities may not have been as strong as that of other issuers. Since there is a general perception that there are greater risks associated with the lower rated securities, if any, in the Fund, the yields and prices of such securities tend to fluctuate more with changes in the perceived quality of the credit of their obligors. In addition, the market value of these lower rated securities may fluctuate more than the market value of higher rated securities since lower rated securities tend to reflect short-term market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental credit quality of such securities. These lower rated securities are also more sensitive to adverse economic changes and events affecting specific issuers than are higher rated securities. Periods of economic uncertainty can be expected to result in increased market price volatility of the lower rated securities. These lower rated securities may also be directly and adversely affected by variables such as interest rates, unemployment rates, inflation rates and real growth in the economy and may be more susceptible to variables such as adverse publicity and negative investor perception than more highly rated securities, particularly in a limited secondary market. Lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The obligors of lower rated securities possess less creditworthy characteristics than the obligors of higher rated securities, as is evidenced by those securities that have experienced a downgrading in rating or that are in default. The evaluation of the price of such securities is highly speculative and volatile. As such, these evaluations are very sensitive to the latest available public information relating to developments concerning such securities. See "Risks of Investing in Lower Rated Securities" in the Statement of Additional Information.


Warrants


The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. In the event the underlying security does not sufficiently appreciate in value during the period when the warrant may be exercised so as to provide an attractive investment for the Fund, the warrant will expire and the Fund will suffer a loss on the price it paid for the warrant. The Fund will not, however, purchase any warrant if, as a result of such purchase, 5% or more of the Fund's total assets would be invested in warrants. Included within that amount, but not to exceed 2% of the value of the Fund's total assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value. See "Warrants" in the Statement of Additional Information.


Short Sales


The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. Government securities or other liquid high grade debt obligations. The Fund will also be required to deposit in a segregated account established and maintained with the Fund's Custodian, liquid assets such as cash, U.S. Government securities or other liquid high grade debt obligations, to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and, conversely, if the price declines, the Fund will realize a capital gain; provided, however, any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. The market value of the securities sold short of any one issuer will not exceed either 5% of the Fund's total assets or 5% of such issuer's voting securities. The Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of the value of its assets or the Fund's aggregate short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the security.


Restricted Securities


The Fund may invest in restricted securities and in other assets having no ready market if such purchases at the time thereof would not cause more than 15% of the value of the Fund's net assets to be invested in all such restricted or not readily marketable assets. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price that prevailed when it decided to sell. Restricted securities will be valued in such manner as the Board of Directors of the Fund in good faith deems appropriate to reflect their fair market value.


Corporate Reorganizations


The Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in the judgment of the Manager, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short term nature of such transactions. The principal risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Fund may sustain a loss. For further information on such investments, see "Corporate Reorganizations" in the Statement of Additional Information.


Investment in Small,
Unseasoned Companies


The Fund may invest up to 5% of its total assets in small, less well known companies, which (including predecessors) have operated less than three years. The securities of such companies may have limited liquidity. The Fund will not invest more than 5% of its total assets in securities of issuers which together with their predecessors have a record of less than three years of continuous operations.


INVESTMENT RESTRICTIONS


The Fund has adopted certain investment restrictions which may not be changed without the approval of the Fund's shareholders. Briefly, these restrictions provide that the Fund may not:


1. Purchase the securities of any one issuer, other than the U.S. Government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

2. Invest more than 25% of the value of its total assets in any particular industry;


3. Purchase securities on margin, but it may obtain such short-term credits from banks as may be necessary for the clearance of purchases and sales of securities;


4.   Make loans of its assets to any  person,  except for the  purchase  of debt
     securities  and  repurchase   agreements  as  discussed  under  "Investment
     Objectives, Policies and Risks" herein;


5. Borrow money except for (i) the short-term credits from banks referred to in paragraph 3 above and (ii) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the Fund's total assets will be repaid before any subsequent investments are made;


6. Mortgage, pledge or hypothecate any of its assets, except as may be necessary in connection with permissible borrowings mentioned in paragraph 5 above;


7. Purchase the securities of other investment companies, except (i) the Fund may purchase unit investment trust securities where such unit trusts meet the investment objectives of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets and (ii) further except as permitted by Section 12(d) of the 1940 Act; and


8. Act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933. The Fund will not, however, invest more than 15% of the value of its net assets in restricted securities and not readily marketable securities.


If a percentage restriction is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's portfolio securities will not be considered a violation of the Fund's policies or restrictions.


THE MANAGER


The Fund's Board of Directors, which is responsible for the overall management and supervision of the Fund, has employed the Manager to serve as investment manager of the Fund. The Manager provides persons satisfactory to the Fund's Board of Directors to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors or officers of Reich & Tang Asset Management Inc., or employees of the Manager or its affiliates. Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote full-time to the affairs of the Fund. The Statement of Additional Information contains general background information regarding each director and principal officer of the Fund.


The Manager is a Delaware limited partnership with its principal office at 600 Fifth Avenue, New York, New York 10020. As of March 31, 1998, the Manager was investment manager, adviser or supervisor with respect to assets aggregating in excess of $11.51 billion. The Manager acts as manager or administrator of 17 other registered investment companies and also advises pension trusts, profit-sharing trusts and endowments.


Effective January 1, 1998, NEIC Operating Partnership, L.P. ("NEICOP") was the limited partner and owner of a 99.5% interest in the Manager replacing New England Investment Companies, L.P. ("NEICLP") as the limited partner and owner of such interest in the Manager due to a restructuring by New England Investment Companies, Inc. ("NEIC"). Subsequently, effective March 31, 1998, Nvest Companies, L.P. ("Nvest

Companies") due to a change in name of NEICOP, replaces NEICOP as the limited partner and owner of a 99.5% interest in the Manager. The recent name change of NEICLP did not result in a change in control of the manager and has no impact upon the Manager's performance of its responsibilities and obligations.


Reich & Tang Asset Management, Inc. (an indirect, wholly-owned subsidiary of Nvest Companies) is the sole general partner and owner of the remaining 0.5% interest of the Manager. Nvest Corporation, a Massachusetts Corporation (formerly known as New England Investment Companies, Inc.), serves as the managing general partner of Nvest Companies.


Reich & Tang Asset Management, Inc. is an indirect subsidiary of Metropolitan Life Insurance Company ("MetLife"). Also, MetLife directly and indirectly owns approximately 47% of the outstanding partnership interests of Nvest Companies and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns, directly and indirectly, approximately 13% of the outstanding partnership interests of Nvest Companies.


J. Dennis Delafield and Vincent Sellecchia of the Fund are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Delafield is Chairman, Chief Executive Officer and Director of the Fund and is Managing
Director of the Reich & Tang Capital Management Group, a division of the Manager, with which he has been associated since September 1993. From December 1991 to September 1993, Mr. Delafield, acting as investment adviser, was a Managing Director of Reich & Tang L.P. and an officer of Reich & Tang, Inc.; and from October 1979 to December 1991, was President and Director of Delafield Asset Management, Inc. Mr. Sellecchia is President of the Fund and Managing Director of the Reich & Tang Capital Management Group, a division of the Manager, with which he has been associated since September 1993. From December 1991 to September 1993, Mr. Sellecchia, acting as investment adviser, was Vice President of Reich & Tang L.P. and an officer of Reich & Tang, Inc.; and from October 1980 to December 1991 was Vice President, Director of Investment Analysis for Delafield Asset Management, Inc. The Fund's Annual Report contains information regarding the Fund's performance and will be provided, without charge, upon request.


MetLife is a mutual life insurance company with assets of $297.6 billion at December 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and its the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.6 trillion at December 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.


Nvest Companies is a holding company offering a broad array of investment styles across a wide range of asset categories through thirteen subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. Its business units, in addition to the manager, include AEW Capital Management, L.P., Back Bay Advisors, L.P., Capital Growth Management, Limited Partnership, Greystone Partners, L.P., Harris Associates, L.P., Jurika & Voyles, L.P., Loomis, Sayles & Company, L.P., New England Funds, L.P., Nvest Associates, Inc., Snyder Capital Management, L.P., Vaughan, Nelson, Scarborough & McCullough, L.P., and Westpeak Investment Advisors, L.P. These affiliates in the aggregate are investment advisors or managers to 80 other registered investment companies.


On November 28, 1995 the Board of Directors, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, approved the Investment Management Contract effective August 30, 1996, which had a term that extended to July 31, 1998 and may be continued in force thereafter for successive twelve-month periods beginning each August 1, provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by its

Board of Directors, and in either case by a majority of the directors who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.


Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund. Under the Investment Management Contract, the Manager receives from the Fund a fee equal to .80% per annum of the Fund's average daily net assets for managing the Fund's investment portfolio and performing related services. The fee received by the Manager under the Investment Management Contract is higher than the fee paid by most investment companies. The Manager, at its discretion, may voluntarily waive all or a portion of the management fee.


Pursuant to an Administrative Services Contract for the Fund, the Manager performs clerical, accounting supervision and office service functions for the Fund and provides the Fund with personnel to (i) supervise the performance of bookkeeping and related services by Investors Fiduciary Trust Company, the Fund's bookkeeping agent, (ii) prepare reports to and filings with regulatory authorities, and (iii) perform such other services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager or its affiliates. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Contract, the Manager receives a fee equal to .21% per annum of the Fund's average daily net assets. Any portion of the total fees received by the Manager may be used to provide shareholder services and for distribution of Fund shares. See "Distribution and Service Plan" herein.


DESCRIPTION OF COMMON STOCK


The Fund was incorporated in Maryland on October 12, 1993. The authorized capital stock of the Fund consists of twenty billion shares of common stock having a par value of one-tenth of one cent ($.001) per share. The Fund currently has only one portfolio. The Fund's Articles of Incorporation provide for the creation of separate classes of the Fund's outstanding common stock. Except as noted below, each share when issued has equal dividend, distribution and liquidation rights within the series for which it was issued, and each fractional share has rights in proportion to the percentage it represents of a whole share. Shares of all series have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. Generally, all shares will be voted in the aggregate, except if voting by class is required by law or the matter involved affects only one class, in which case shares will be voted separately by class. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares when issued in accordance with the terms of the offering will be fully paid and non-assessable. Shares of the Fund are redeemable at net asset value, at the option of the shareholders.


Under its Articles of Incorporation the Fund has the right to redeem, for cash, shares of common stock owned by any shareholder to the extent that, and at such times as, the Fund's Board of Directors determines to be necessary or appropriate to prevent any concentration of share ownership which would cause the Fund to become a "personal holding company" for Federal income tax purposes. In this regard, the Fund may also exercise its right to reject purchase orders.


The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Fund's By-Laws provide the holders of one-third of the outstanding shares of the Fund present at a meeting in person or by proxy will constitute a quorum for the transaction of business at all meetings.

DISTRIBUTION AND SERVICE PLAN


Pursuant to Rule 12b-1 under the 1940 Act, the SEC has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. The Fund's Board of Directors has adopted a Distribution and Service Plan (the "Plan") and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement.


Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.


The Plan provides that the Fund will pay for preparation, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.


The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing and related administrative functions on behalf of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Fund's shares; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager for any fiscal year under the Investment Management Contract in effect for that year.


The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities. However, in the opinion of the Manager based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above. The Fund's Board of Directors will consider appropriate modifications to the Fund's operations, including discontinuance of any payments then being made under the Plan to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services. It is not anticipated that the discontinuance of payments to such an institution would result in loss to shareholders or change in the Fund's net asset value. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


PURCHASE OF SHARES


Shares of the Fund that are purchased through broker-dealers are offered at a price based on the current net asset value of such shares which is next computed upon receipt of the purchase order by the broker-dealer.


The minimum for an initial investment is $5,000, except that the minimum initial investment for an Individual Retirement Account is $250. There is no minimum for subsequent investments. All purchase payments will be invested in full and fractional shares. The Fund or the Distributor is authorized to reject any purchase order.


For each shareholder of record, the Fund's transfer agent, Reich & Tang Services, Inc. ("Transfer Agent"), as the shareholder's agent, establishes an open account to which all shares purchased are credited, together with any dividends and capital gain distributions which are paid in additional shares. See "Dividends, Distributions and Taxes" herein. Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. No certificates are issued for fractional shares.


If an investor purchases or redeems shares of the Fund through an investment dealer, bank or other institution, that institution may impose charges for its services; these charges would reduce the investor's yield or return. An investor may purchase or redeem shares of the Fund directly from the Fund's Distributor or its Transfer Agent without any such charges.


New Shareholders


Mail


To purchase shares of the Fund send a check made payable to "Delafield Fund, Inc." and a completed subscription order form to the Fund at the following address:


    Delafield Fund, Inc.
    Reich & Tang Funds
    600 Fifth Avenue - 8th Floor
    New York, New York 10020


Checks are accepted subject to collection at full face value in United States currency.


Bank Wire


To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor should first telephone the Fund at 212-830-5220 (within New York State) or at 800-221-3079 (outside New York State) to obtain a new account number. The investor should then instruct a member commercial bank to wire funds to:


    Investors Fiduciary Trust Company
    Reich & Tang Funds
    ABA #101003621
    DDA #8907529554
    For Delafield Fund, Inc.
    Account of (Investor's Name)
    Fund Account # 819-
    SS#/Tax ID#


Then promptly complete and mail the subscription order form. There may be a charge by your bank for transmitting the money by bank wire. The Fund does not charge investors in the Fund for the receipt of wire transfers. If you are planning to wire funds, it is suggested that you instruct your bank early in the day so the wire transfer can be accomplished the same day. Payment in the form of a "bank wire" received prior to 4 p.m., New York City time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.


Personal Delivery


Deliver a check made payable to "Delafield Fund, Inc.", along with a completed subscription order form to:


    Reich & Tang Funds
    600 Fifth Avenue - 9th Floor
    New York, New York 10020


Present Shareholders


Subsequent purchases can be made by personal delivery or bank wire, as indicated above, or by mailing a check made payable to "Delafield Fund, Inc." at:


    Delafield Fund, Inc.
    Mutual Funds Group
    P.O. Box 13232
    Newark, New Jersey 07101-3232


The shareholder's account number should be clearly indicated.


Electronic Funds Transfers (EFT),
Pre-authorized Credit and
Direct Deposit Privilege


You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, or by having federal salary, social security, or certain veteran's, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, you must file with the Fund a completed EFT Application, Pre-authorized Credit Application, a copy of a voided check or a Direct Deposit Sign-Up Form for each type of payment that you desire to include in the Privilege. The appropriate form may be obtained from your broker or the Fund. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Death or legal incapacity will automatically terminate your participation in the Privilege. Further, the Fund may terminate your participation upon 30 days' notice to you.


REDEMPTION OF SHARES


Shareholders may make a redemption in any amount by sending a written request to the Fund, accompanied by any certificate that may have been issued to the shareholder, addressed to:


    Delafield Fund, Inc.
    Reich & Tang Funds
    600 Fifth Avenue - 8th Floor
    New York, New York 10020


Upon receipt by the Fund of a redemption request in proper form, shares of the Fund will be redeemed at their next determined net asset value. See "Net Asset Value" herein.


The request must specify the name of the Fund, the dollar amount or number of shares to be redeemed, and the account number. The request must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign) and, if any certificates are included in the request, presentation of such certificates properly endorsed. In all cases, all the signatures on a redemption request and/or certificates must be signature guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange; pursuant to the Fund's Transfer Agent's standards and procedures (guarantees by notaries public are not acceptable). Further documentation, such as copies of corporate resolutions and instruments of authority may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.


Checks for redemption proceeds normally will be mailed within seven days, but will not be mailed until all checks (including a certified or cashier's check) in payment for the purchase of the shares to be redeemed have been cleared, which could take up to 15 days after investment. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record and generally will be mailed within seven days after receipt of the request.


The Fund may suspend the right of redemption and postpone the date of payment for more than seven days during any period when (i) trading on the New York Stock Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.


The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal income tax purposes.


To minimize expenses, the Fund reserves the right to redeem upon not less than 45 days notice all shares of the Fund in an account (other than an Individual Retirement Account) which has a value below $500 caused by reason of a redemption by a shareholder of shares of the Fund; provided, however, a shareholder's shares may not be redeemed if written objection to the redemption is received by the Fund within 30 days after the date on which notice of the redemption is received by the shareholder. Shareholders will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account. In lieu of the right to redeem all shares, the Fund may impose a monthly service charge of $10 on such accounts.


Systematic Withdrawal Plan


Any shareholder who owns shares of the Fund with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he offers to sell to the Fund at net asset value the number of full and fractional shares which will produce the monthly or quarterly payments specified (minimum $50 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this plan should consult their tax advisers.


Shareholders wishing to utilize this plan may do so by completing an application which may be obtained by writing or calling the Fund. No additional charge to the shareholder is made for this service.


Telephone Redemption Privilege


The Fund accepts telephone requests for redemption from shareholders who elect this option. Telephone requests for redemption may not exceed the sum of $25,000 per request per day. The proceeds of a telephone redemption will be sent to the shareholder at his address or to his bank account as set forth in the subscription order form or in a subsequent signature guaranteed written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service, and thus shareholders risk possible loss of dividends in the event of a telephone redemption not authorized by them. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days written notice to shareholders.


RETIREMENT PLANS


The Fund has available a form of individual retirement account ("IRA") for investment in the Fund's shares. In general, an individual can make an annual contribution to an IRA in an amount equal to the lesser of $2000 or 100% of the individual's earned income. In addition, in the case of a married couple filing a joint return, annual IRA contributions of up to $2000 can generally be made for each spouse, as long as the combined compensation of both spouses is at least equal to the contributed amounts. IRA contribution can, in general, be made to either regular deductible IRAs, regular non-deductible IRAs or non-deductible Roth IRAs, a new type of IRA established by the Taxpayer Relief Act of 1997. Contributions to a Roth IRA are not deductible, but qualified distributions from a Roth IRA are not includable in income or subject to the additional ten-percent tax on early withdrawals. A "qualified distribution" is a distribution that is made after the end of the five taxable year period beginning with the first taxable year in which the individual made a contribution to a Roth IRA, and which is made on or after the date in which the individual attains a 59 1/2, on or after the death of the individual or is attributable to the disability of the individual, or is a distribution for specified first-time home buyer expenses.


Contributions to regular deductible IRAs and Roth IRAs may be limited based on adjusted gross income levels. The ability of a person who is an active participant in an employer sponsored retirement plan to make deductible contributions to a regular IRA is phased out based on the individual's adjusted gross incomes. For 1998, the phase out occurs over a range of adjusted gross incomes from $50,000 to $60,000 on a joint return and $30,000 to $40,000 on a single return. The phase out range for a married individual who is not an active participant but whose spouse is an active participant is between $150,000 and $160,000.


The maximum annual contribution that can be made to a Roth IRA is also subject to phase out rules that apply to married individuals filing joint returns when adjusted gross income is between $150,000 and $160,000 and to single individuals when adjusted gross income is between $95,000 and $110,000.


For both regular deductible IRAs and Roth IRAs, the phase out range for married individuals filing separate returns is from $0 to $10,000


The minimum investment required to open an IRA is $250. Generally, there are penalties for premature distributions from an IRA before the attainment of age 59 1/2, except in the case of the participant's death or disability and certain other circumstances including first-time home buyer expenses, and in the case of regular IRAs, certain education expenses.


Fund shares may also be a suitable investment for assets of other types of qualified pension or profit-sharing plans, including cash or deferred or salary reduction "Section 401(k) plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.


Persons desiring information concerning investments by IRAs and other retirement plans should write or telephone the Fund.


EXCHANGE PRIVILEGE


Institutional Class shareholders of the Fund are entitled to exchange some or all of a class of I Shares in the Fund for Class B shares of either the Daily Tax Free Income Fund, Inc. or the Short Term Income Fund, Inc. (U.S. Government Portfolio), each of which are other investment companies which retain Reich & Tang Asset Management L.P. as investment adviser or manager. In the future, the exchange privilege program may be extended to other investment companies which retain Reich & Tang Asset Management L.P. as investment adviser or manager. The Fund will provide shareholders with 60 days written notice prior to any modification or discontinuance of the exchange privilege. An exchange of shares in the Fund pursuant to the exchange privilege is, in effect, a redemption of Fund shares (at net asset value) followed by the purchase of shares of the investment company into which the exchange is made (at net asset value) and may result in a shareholder realizing a taxable gain or loss for Federal income tax purposes.


There is no charge for the exchange privilege or limitation as to frequency of exchanges. The minimum amount for an exchange is $1,000, except that shareholders who are establishing a new account with an investment company through the exchange privilege must insure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. Each class of shares is exchanged at its respective net asset value. The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Before making an exchange, the investor should review the current prospectus of the investment company into which the exchange is being made. Prospectuses may be obtained by contacting the Distributor at the address or telephone number listed on the cover of this Prospectus.


Instructions for exchange may be made in writing to the Transfer Agent at the appropriate address listed herein or, for shareholders who have elected that option, by telephone. The Fund reserves the right to reject any exchange request.


DIVIDENDS, DISTRIBUTIONS AND TAXES


Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional Fund shares of the same class having an aggregate net asset value as of the payment date of such dividend or distribution equal to the cash amount of such dividend or distribution. Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election the Fund will make the distribution in shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.


While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Dividends will normally be paid semi-annually. Capital gains distributions, if any, will be made at least annually, and in no event later than 60 days after the end of the Fund's fiscal year. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.


The Fund intends to continue to qualify for and elect special treatment applicable to a "regulated investment company" under the Internal Revenue Code of 1986, as amended. To qualify as a regulated investment company, the Fund must meet certain complex tests concerning its investments and distributions. For each year the Fund qualifies as a regulated investment company, the Fund will not be subject to federal income tax on income distributed to its shareholders in the form of dividends or capital gain distributions. Additionally, the Fund will not be subject to a federal excise tax if the Fund distributes at least 98% of its ordinary income and 98% of its capital gain income to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income and are eligible, in the case of corporate shareholders, for the dividends-received deduction to the extent that the Fund's income is derived from qualifying dividends received by the Fund from domestic corporations. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in the Fund at least 46 days. Furthermore, a corporation's dividends-received deduction will be disallowed to the extent a corporation's investment in shares of the Fund is financed with indebtedness.


The excess of net long-term capital gains over the net short-term capital losses realized and distributed by the Fund to its shareholders as capital gains distributions are taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his stock. Such long-term capital gains distributions are not eligible for the dividends-received deduction referred to above. If a shareholder held shares six months or less and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.


Any dividend or distribution received by a shareholder on shares of the Fund shortly after the purchase of such shares by such shareholder will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, such dividend or distribution, although in effect a return of capital, is subject to applicable taxes to the extent that the investor is subject to such taxes regardless of the length of time the investor may have held the stock.


The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In connection with this withholding requirement, a shareholder will be asked to certify on his application that the social security or tax identification number provided is correct and that the shareholder is not subject to 31% backup withholding for previous underreporting to the IRS.


NET ASSET VALUE


The Fund determines the net asset value per share of each class of the Fund as of 4:00 p.m., New York City time, by dividing the value of the Fund's net assets of a class (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding for such class at the time the determination is made. The Fund determines its net asset value on each Fund Business Day. Fund Business Day for this purpose means weekdays (Monday through Friday) except customary national business holidays and Good Friday. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order in proper form. See "Purchase of Shares" and "Redemption of Shares" herein.


Portfolio securities for which market quotations are readily available are valued at market value. All other investment assets of the Fund are valued in such manner as the Board of Directors of the Fund in good faith deems appropriate to reflect their fair value.

GENERAL INFORMATION


Performance


From time to time the Fund may distribute sales literature or publish advertisements containing "total return" quotations for the Fund on behalf of each class and computed separately for each class of shares. The performance for each class of shares may vary due to variations in expenses of each class of shares. The Manager may also include general language in such advertisements or information furnished to present or prospective shareholders regarding the Manager's investment performance. Such sales literature or advertisements will disclose the Fund's average annual compounded total return for the Fund's last one year period, five year period and the period since the Fund's inception, and may include total return information for other periods. The Fund's total return for each period is computed, through use of a formula prescribed by the SEC, by finding the average annual compounded rates of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when received.


The Fund may also from time to time include in advertisement the ranking of those performance figures relative to such figures for groups of mutual funds categorized by nationally recognized ranking agencies. The performance of the Fund may also be compared to recognized indices, including, but not limited to, the Standard & Poor's 500.


Shareholder Meetings


As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-Laws of the Fund provide for annual meetings only (a) for the election of directors as required by the 1940 Act, (b) for approval of revised investment advisory agreements with respect to a particular class or series of stock, (c) for approval of revisions to the Fund's distribution plan as required in the 1940 Act with respect to particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than 10% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act, any registration of the Fund with the SEC or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of shareholders called for the purpose of considering the election or re-election of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.


Year 2000 Issue


As the year  2000  approaches,  an issue  has  emerged  regarding  how  existing application software programs and operating systems can accommodate this date value. Failure to adequately address this issue could have potentially serious repercussions. The Manager is in the process of working with the Fund's service providers to prepare for the year 2000. Based on information currently available, the Manager does not expect that the Fund will incur significant operating expenses or be required to incur material costs to be year 2000 compliant. Although the Manager does not anticipate that the year 2000 issue will have material impact on the Fund's ability to provide service at current levels, there can be no assurance that steps taken in preparation for the year 2000 will be sufficient to avoid an adverse impact on the Fund.


Custodian and Transfer Agent


Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, is the custodian for the Fund's cash and securities. Reich & Tang Services, Inc., 600 Fifth Avenue, New York, New York 10020, is the transfer agent and dividend agent for the shares of the Fund. The Fund's custodian and transfer agent do not assist in, and are not responsible for investment decisions involving assets of the Fund.

Information for Shareholders


All shareholder inquiries should be directed to Delafield Fund, Inc., 600 Fifth Avenue, New York, New York 10020 (telephone: 212-830-5220 or outside New York State 800-221-3079).


The Fund will send to all its shareholders semi-annual unaudited and annual audited reports, including a list of investment securities held.


The Fund maintains a web site (http://www.delafieldfund.com) which contains this Prospectus and other information about the Fund and its shares. For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement filed with the SEC, including the exhibits thereto. The Registration Statement and the exhibits thereto may be examined at the SEC and copies thereof may be obtained upon payment of certain duplicating fees.

                     TABLE OF CONTENTS
Table of Fees and Expenses............................2
Financial Highlights..................................3
Introduction..........................................4
Investment Objectives, Policies and Risks.............4
     Foreign Securities...............................6
     Convertible Securities...........................6          DELAFIELD
     Risks of Investing in Lower Rated Securities.....6          FUND, INC.
     Warrants.........................................7
     Short Sales......................................7
     Restricted Securities............................8
     Corporate Reorganizations........................8
     Investment in Small, Unseasoned Companies........8
Investment Restrictions...............................8     Institutional Class
The Manager...........................................9
Description of Common Stock...........................11
Distribution and Service Plan.........................12
Purchase of Shares....................................12
     New Shareholders.................................13
     Present Shareholders.............................13
     Electronic Funds Transfers (EFT), Pre-authorized
        Credit and Direct Deposit Privilege...........13
Redemption of Shares..................................14
     Systematic Withdrawal Plan.......................15
     Telephone Redemption Privilege...................15         PROSPECTUS
Retirement Plans......................................15       August 15, 1998
Exchange Privilege....................................16
Dividends, Distributions and Taxes....................16
Net Asset Value.......................................17
General Information ..................................18
     Performance......................................18
     Shareholder Meetings.............................18
     Year 2000 Issue..................................18
     Custodian and Transfer Agent.....................18
     Information for Shareholders ....................19
----------------------------------------------------------

No dealer, salesman or other person has been authorized to give any information or to make any representation other than those contained in this Prospectus, and if given or made, such information and representation may not be relied upon as authorized by the Fund, its Manager, Distributor or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of any offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such offer in such state.


DELI898P

                                                       Registration No. 33-69760
                                                                     Rule 497(c)
--------------------------------------------------------------------------------
DELAFIELD FUND, INC.                                         600 FIFTH AVENUE,
RETAIL CLASS (R Shares)                                      NEW YORK, NY 10020
                                                             (212) 830-5220

================================================================================
PROSPECTUS
August 15, 1998


Delafield Fund, Inc. (the "Fund") is an open-end, diversified management investment company. The Fund's investment objectives are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. The Fund will seek to achieve these objectives by investing primarily in the equity securities of domestic companies which, based on the research of the Delafield Asset Management Division of Reich & Tang Asset Management L.P. (the "Manager"), are considered to be undervalued or to represent special situations that the Manager believes can increase in value regardless of general economic trends or the condition of the stock market generally. There can be no assurance that the Fund will achieve its objectives. The Retail Class ("R Shares") of the Fund are subject to a service fee pursuant to the Fund's Rule 12b-1 Distribution and Service Plan ("12b-1 Plan") and are sold through financial intermediaries who provide servicing to Retail Class shareholders for which they receive compensation from the Manager or the Distributor.


The Delafield Asset Management Division of Reich & Tang Asset Management L.P. acts as Manager of the Fund and Reich & Tang Distributors, Inc. acts as Distributor of the Fund's shares. Reich & Tang Asset Management L.P. is a registered investment adviser. Reich & Tang Distributors, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.


This Prospectus sets forth concisely the information a prospective investor should know before investing in the R Shares of the Fund. A Statement of Additional Information dated August 15, 1998, has been filed with the Securities and Exchange Commission ("the SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by either writing or calling the Fund at the address or telephone number set forth above. The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information and other reports and information regarding the Fund which have been filed electronically with the SEC.


Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

This Prospectus should be read and retained by investors for future reference.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT BEING OFFERED VIA THE INTERNET TO RESIDENTS OF PARTICULAR STATES.
--------------------------------------------------------------------------------

                           TABLE OF FEES AND EXPENSES



Annual Fund Operating Expenses
(as a percentage of average net assets)

                                                             R Shares

       Management Fees                                         .80%
       12b-1 Fees                                              .25%
       Other Expenses                                          .38%
            Administration Fees                       .21%    _____
       Total Fund Operating Expenses                          1.43%



Example                                                   1 year      3 years
-------                                                   ------      -------


You would pay the following on a $1000
investment, assuming 5% annual return
(cumulative through the end of each year):                 $15          $45


The foregoing table is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Also, financial intermediaries may impose fees in connection with the purchase and redemption procedures offered to investors by such organizations. The expenses shown are at the levels anticipated for the current year. For a further discussion of these fees, see "The Manager" and "Distribution and Service Plan" herein.

The  figures   reflected  in  this  example   should  not  be  considered  as  a
representation of past or future expenses. Actual expenses may be greater or less than those shown above.

INTRODUCTION


Delafield Fund, Inc. (the "Fund") is a diversified, open end management investment company organized as a Maryland corporation on October 12, 1993, that seeks to provide its investors with long term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. The Fund seeks to achieve its objectives by investing principally in the equity securities of domestic companies which, based on the research of the Delafield Asset Management Division of Reich & Tang Asset Management L.P. (the "Manager") are considered to be undervalued or to represent special situations (i.e., companies undergoing change that might cause their market value to grow at a rate faster than the market generally). There can be no assurance that the Fund will achieve its objectives. This is a summary of the Fund's fundamental investment policies which are set forth in full under "Investment Objectives, Policies and Risks" herein and in the Statement of Additional Information and may not be changed without approval of a majority of the Fund's outstanding shares.


The Fund's shares are distributed through Reich & Tang Distributors, Inc. (the "Distributor"), with whom the Fund has entered into a Distribution Agreement and a Shareholder Servicing Agreement pursuant to the Fund's plan adopted under Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). (See "Distribution and Service Plan" herein.) The Fund issues other classes of shares that may have different expenses which may affect performance. Investors may call the telephone number listed on the cover page of this Prospectus to obtain more information concerning the other classes available to them.


On any day on which the New York Stock Exchange, Inc. is open for trading ("Fund Business Day"), investors may initiate purchases and redemptions of shares of the Fund's common stock at their net asset value, which will be determined daily. (See "Purchase of Shares" "Redemption of Shares" and "Net Asset Value" herein.) The minimum initial investment is $5,000, except that the minimum initial investment for an Individual Retirement Account is $250. There is no minimum for subsequent investments. The Fund currently intends to pay dividends, if any, semi-annually. Net capital gains, if any, will be distributed at least annually, and in no event later than within 60 days after the end of the Fund's fiscal year. All dividends and distributions of capital gains are automatically invested in additional R Shares of the Fund unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. (See "Dividends, Distributions and Taxes" herein.)


The Fund intends to invest principally in the equity securities of domestic companies. Investment in the Fund should be made with an understanding of the risks which an investment in equity securities may entail. In particular, common stocks represent residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all its obligations, including preferred stock dividends, are satisfied. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, and investor perceptions of market liquidity. See "Investment Objectives, Policies and Risks" herein and the Statement of Additional Information for a discussion of the special risk factors affecting equity securities and the other investment policies of the Fund, including investments in lower rated debt securities.


INVESTMENT OBJECTIVES,
POLICIES AND RISKS


The investment objectives of the Fund are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. The Fund will seek to achieve these objectives by investing primarily in the equity securities of domestic companies which, based on the research of the Manager, are considered to be undervalued or to represent special situations (i.e., companies undergoing change that might cause their market value to grow at a rate faster than the market generally). The Fund's investment objectives are fundamental policies and may not be changed without shareholder approval.

There obviously can be no assurance that the Fund's investment objectives will be achieved. The nature of the Fund's investment objectives and policies may involve a somewhat greater degree of short-term risk than would be present under other investment approaches.


The Fund will under normal circumstances have substantially all of its assets (i.e., more than 65%) invested in a diversified portfolio of equity securities, including common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks. For a discussion of the risks of investing in convertible securities, see "Convertible Securities" and "Risks of Investing in Lower Rated Securities" below.


The Fund at times may also invest less than 35% of its total assets in debt securities and preferred stocks offering a significant opportunity for price appreciation. For a discussion of the risks of investing in these securities, see "Risks of Investing in Lower Rated Securities" below.


The Fund may take a defensive position when the Manager has determined that adverse business or financial conditions warrant such a defensive position and invest temporarily without limit in rated or unrated debt securities or preferred stocks or in money market instruments. Money market instruments for this purpose include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including such obligations subject to repurchase agreements), commercial paper rated in the highest grade by any nationally recognized rating agency, and certificates of deposit and bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars. A repurchase agreement is an instrument under which an investor (e.g., the Fund) purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Repurchase agreements usually have a short duration, often less than one week. In the event that a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.


Within this basic framework, the policy of the Fund will emphasize flexibility in arranging its portfolio to seek the desired results. The Fund's investment philosophy is that of investment in equity securities of companies which, based on fundamental research, the management of the Fund believes to be undervalued. The Manager believes that the philosophy of the management of the portfolio companies is very important and, therefore, intends to invest in companies that are managed for the benefit of their shareholders and not by managements that believe that the most important measure of a company's success is its size. In addition, companies generating free cash flow, which is defined as earnings, depreciation, and deferred income tax in excess of need for capital expenditures and dividends, will be considered attractive because such funds can be used to pay down debt, retire shares, acquire other businesses or increase the dividend.


Investment securities will be assessed upon their earning power, stated asset value and off the balance sheet values, such as natural resources and timber properties. Critical factors that will be considered in the selection of securities will include the values of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, management capability and practices, and the economic and political outlook. Although the balance sheet of a company is important to the Manager's analysis, the Fund may invest in financially troubled companies if the Manager has reason to believe that the underlying assets are worth far more than the market price of the shares. Generally speaking, disposal of a security will be based upon factors such as (i)
increases in the valuation of the security which the Fund believes reflect earnings growth too far in advance, (ii) changes in the relative opportunities offered by various securities, and (iii) actual or potential deterioration of the issuers' earning power which the Fund believes may adversely affect the price of its securities. Portfolio turnover will be influenced by sound investment practices, the Fund's investment objective, and the need of funds for the redemption of the Fund's shares.


The Fund will not seek to realize profits by anticipating short-term market movements and intends to purchase securities for long-term capital appreciation under ordinary circumstances. The rate of portfolio turnover will not be a limiting factor when the investment adviser deems changes to be appropriate.


The Fund's investment policies indicated below (unlike its investment objective) are not fundamental and may be changed by the Fund's Board of Directors without shareholder approval.


Foreign Securities


Although the Fund will invest primarily in domestic securities, both listed and unlisted, and has no present intention of investing any significant portion of its assets in foreign securities, it reserves the right to invest in foreign securities if purchase thereof at the time of purchase would not cause more than 15% of the value of the Fund's total assets to be invested in foreign securities. Investments in foreign securities involve certain risk considerations which are not typically associated with investments in domestic securities. These considerations include changes in exchange rates and exchange control regulation, political and social instability, expropriation, less liquid markets and less available information than is generally the case in the United States, less government supervision of exchanges and brokers and issuers, lack of uniform accounting and auditing standards, foreign withholding taxes and greater price volatility. See "Foreign Securities" in the Statement of Additional Information.


Convertible Securities


The Fund may invest in convertible securities when it appears to the Manager that it may not be prudent to be fully invested in common stocks. In evaluating a convertible security, the Manager places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. See "Convertible Securities" in the Statement of Additional Information.


Risks of Investing in
Lower Rated Securities


The Fund may purchase convertible securities, debt securities, or preferred stock considered by the Manager to be consistent with the Fund's investment objectives regardless of whether or not the security is rated. Lower rated securities (BBB or lower by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies ("S&P") or Baa or lower by Moody's Investor Services, Inc. ("Moody's") and comparable unrated securities, collectively commonly known as "junk bonds", have special risks associated with them. The market for these securities may not be as liquid as the market for higher rated securities, which may result in depressed prices for the Fund upon the disposal of such lower rated securities. There is no established secondary market for many of these securities. The Manager cannot anticipate whether these securities could be sold other than to institutional investors. There is frequently no secondary market for the resale of those debt obligations that are in default. The limited market for these securities may affect the amount actually realized by the Fund upon such sale. Such sale may result in a loss to the Fund. There are certain risks involved in applying credit ratings as a method of evaluating lower rated securities. For example, while credit rating agencies evaluate the safety of principal and interest payments, they do not evaluate the market risk of the securities and the securities may decrease in value as a result of credit developments. See "Description of Ratings" in the Statement of Additional Information for a definition of the various ratings assigned by S&P and Moody's.


These lower rated securities tend to offer higher yields than higher rated securities with the same maturities because the creditworthiness of the obligors of lower rated securities may not have been as strong as that of other issuers. Since there is a general perception that there are greater risks associated with the lower rated securities, if any, in the Fund, the yields and prices of such securities tend to fluctuate more with changes in the perceived quality of the credit of their obligors. In addition, the market value of these lower rated securities may fluctuate more than the market value of higher rated securities since lower rated securities tend to reflect short-term market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental credit quality of such securities. These lower rated securities are also more sensitive to adverse economic changes and events affecting specific issuers than are higher rated securities. Periods of economic uncertainty can be expected to result in increased market price volatility of the lower rated securities. These lower rated securities may also be directly and adversely affected by variables such as interest rates, unemployment rates, inflation rates and real growth in the economy and may be more susceptible to variables such as adverse publicity and negative investor perception than more highly rated securities, particularly in a limited secondary market. Lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The obligors of lower rated securities possess less creditworthy characteristics than the obligors of higher rated securities, as is evidenced by those securities that have experienced a downgrading in rating or that are in default. The evaluation of the price of such securities is highly speculative and volatile. As such, these evaluations are very sensitive to the latest available public information relating to developments concerning such securities. See "Risks of Investing in Lower Rated Securities" in the Statement of Additional Information.


Warrants


The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. In the event the underlying security does not sufficiently appreciate in value during the period when the warrant may be exercised so as to provide an attractive investment for the Fund, the warrant will expire and the Fund will suffer a loss on the price it paid for the warrant. The Fund will not, however, purchase any warrant if, as a result of such purchase, 5% or more of the Fund's total assets would be invested in warrants. Included within that amount, but not to exceed 2% of the value of the Fund's total assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value. See "Warrants" in the Statement of Additional Information.


Short Sales


The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. Government securities or other liquid high grade debt obligations. The Fund will also be required to deposit in a segregated account established and maintained with the Fund's Custodian, liquid assets such as cash, U.S. Government securities or other liquid high grade debt obligations, to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and, conversely, if the price declines, the Fund will realize a capital gain; provided, however, any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. The market value of the securities sold short of any one issuer will not exceed either 5% of the Fund's total assets or 5% of such issuer's voting securities. The Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of the value of its assets or the Fund's aggregate short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the security.


Restricted Securities


The Fund may invest in restricted securities and in other assets having no ready market if such purchases at the time thereof would not cause more than 15% of the value of the Fund's net assets to be invested in all such restricted or not readily marketable assets. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price that prevailed when it decided to sell. Restricted securities will be valued in such manner as the Board of Directors of the Fund in good faith deems appropriate to reflect their fair market value.


Corporate Reorganizations


The Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in the judgment of the Manager, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short term nature of such transactions. The principal risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Fund may sustain a loss. For further information on such investments, see "Corporate Reorganizations" in the Statement of Additional Information.


Investment in Small,
Unseasoned Companies


The Fund may invest up to 5% of its total assets in small, less well known companies, which (including predecessors) have operated less than three years. The securities of such companies may have limited liquidity. The Fund will not invest more than 5% of its total assets in securities of issuers which together with their predecessors have a record of less than three years of continuous operations.


INVESTMENT RESTRICTIONS


The Fund has adopted certain investment restrictions which may not be changed without the approval of the Fund's shareholders. Briefly, these restrictions provide that the Fund may not:


1. Purchase the securities of any one issuer, other than the U.S. Government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

2. Invest more than 25% of the value of its total assets in any particular industry;


3. Purchase securities on margin, but it may obtain such short-term credits from banks as may be necessary for the clearance of purchases and sales of securities;


4.   Make loans of its assets to any  person,  except for the  purchase  of debt
     securities  and  repurchase   agreements  as  discussed  under  "Investment
     Objectives, Policies and Risks" herein;


5. Borrow money except for (i) the short-term credits from banks referred to in paragraph 3 above and (ii) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the Fund's total assets will be repaid before any subsequent investments are made;


6. Mortgage, pledge or hypothecate any of its assets, except as may be necessary in connection with permissible borrowings mentioned in paragraph 5 above;


7. Purchase the securities of other investment companies, except (i) the Fund may purchase unit investment trust securities where such unit trusts meet the investment objectives of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets and (ii) further except as permitted by Section 12(d) of the 1940 Act; and


8. Act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933. The Fund will not, however, invest more than 15% of the value of its net assets in restricted securities and not readily marketable securities.


If a percentage restriction is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's portfolio securities will not be considered a violation of the Fund's policies or restrictions.


THE MANAGER


The Fund's Board of Directors, which is responsible for the overall management and supervision of the Fund, has employed the Manager to serve as investment manager of the Fund. The Manager provides persons satisfactory to the Fund's Board of Directors to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors or officers of Reich & Tang Asset Management Inc., or employees of the Manager or its affiliates. Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote full-time to the affairs of the Fund. The Statement of Additional Information contains general background information regarding each director and principal officer of the Fund.


The Manager is a Delaware limited partnership with its principal office at 600 Fifth Avenue, New York, New York 10020. As of March 31, 1998, the Manager was investment manager, adviser or supervisor with respect to assets aggregating in excess of $11.51 billion. The Manager acts as manager or administrator of 17 other registered investment companies and also advises pension trusts, profit-sharing trusts and endowments.


Effective January 1, 1998, NEIC Operating Partnership, L.P. ("NEICOP") was the limited partner and owner of a 99.5% interest in the Manager replacing New England Investment Companies, L.P. ("NEICLP") as the limited partner and owner of such interest in the Manager due to a restructuring by New England Investment Companies, Inc. ("NEIC"). Subsequently, effective March 31, 1998, Nvest Companies, L.P. ("Nvest

Companies") due to a change in name of NEICOP, replaces NEICOP as the limited partner and owner of a 99.5% interest in the Manager. The recent name change of NEICLP did not result in a change in control of the manager and has no impact upon the Manager's performance of its responsibilities and obligations.


Reich & Tang Asset Management, Inc. (an indirect, wholly-owned subsidiary of Nvest Companies) is the sole general partner and owner of the remaining 0.5% interest of the Manager. Nvest Corporation, a Massachusetts Corporation (formerly known as New England Investment Companies, Inc.), serves as the managing general partner of Nvest Companies.


Reich & Tang Asset Management, Inc. is an indirect subsidiary of Metropolitan Life Insurance Company ("MetLife"). Also, MetLife directly and indirectly owns approximately 47% of the outstanding partnership interests of Nvest Companies and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns, directly and indirectly, approximately 13% of the outstanding partnership interests of Nvest Companies.


J. Dennis Delafield and Vincent Sellecchia of the Fund are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Delafield is Chairman, Chief Executive Officer and Director of the Fund and is Managing
Director of the Reich & Tang Capital Management Group, a division of the Manager, with which he has been associated since September 1993. From December 1991 to September 1993, Mr. Delafield, acting as investment adviser, was a Managing Director of Reich & Tang L.P. and an officer of Reich & Tang, Inc.; and from October 1979 to December 1991, was President and Director of Delafield Asset Management, Inc. Mr. Sellecchia is President of the Fund and Managing Director of the Reich & Tang Capital Management Group, a division of the Manager, with which he has been associated since September 1993. From December 1991 to September 1993, Mr. Sellecchia, acting as investment adviser, was Vice President of Reich & Tang L.P. and an officer of Reich & Tang, Inc.; and from October 1980 to December 1991 was Vice President, Director of Investment Analysis for Delafield Asset Management, Inc. The Fund's Annual Report contains information regarding the Fund's performance and will be provided, without charge, upon request.


MetLife is a mutual life insurance company with assets of $297.6 billion at December 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and its the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.6 trillion at December 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.


Nvest Companies is a holding company offering a broad array of investment styles across a wide range of asset categories through thirteen subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. Its business units, in addition to the manager, include AEW Capital Management, L.P., Back Bay Advisors, L.P., Capital Growth Management, Limited Partnership, Greystone Partners, L.P., Harris Associates, L.P., Jurika & Voyles, L.P., Loomis, Sayles & Company, L.P., New England Funds, L.P., Nvest Associates, Inc., Snyder Capital Management, L.P., Vaughan, Nelson, Scarborough & McCullough, L.P., and Westpeak Investment Advisors, L.P. These affiliates in the aggregate are investment advisors or managers to 80 other registered investment companies.


On November 28, 1995 the Board of Directors, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, approved the Investment Management Contract effective August 30, 1996, which had a term that extended to July 31, 1998 and may be continued in force thereafter for successive twelve-month periods beginning each August 1, provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by its

Board of Directors, and in either case by a majority of the directors who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.


Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund. Under the Investment Management Contract, the Manager receives from the Fund a fee equal to .80% per annum of the Fund's average daily net assets for managing the Fund's investment portfolio and performing related services. The fee received by the Manager under the Investment Management Contract is higher than the fee paid by most investment companies. The Manager, at its discretion, may voluntarily waive all or a portion of the management fee.


Pursuant to an Administrative Services Contract for the Fund, the Manager performs clerical, accounting supervision and office service functions for the Fund and provides the Fund with personnel to (i) supervise the performance of bookkeeping and related services by Investors Fiduciary Trust Company, the Fund's bookkeeping agent, (ii) prepare reports to and filings with regulatory authorities, and (iii) perform such other services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager or its affiliates. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Contract, the Manager receives a fee equal to .21% per annum of the Fund's average daily net assets. Any portion of the total fees received by the Manager may be used to provide shareholder services and for distribution of Fund shares. See "Distribution and Service Plan" herein.


In addition the Distributor can receive a servicing fee up to .25% per annum of the average daily net assets of the shares of the Fund under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly.


DESCRIPTION OF COMMON STOCK


The Fund was incorporated in Maryland on October 12, 1993. The authorized capital stock of the Fund consists of twenty billion shares of common stock having a par value of one-tenth of one cent ($.001) per share. The Fund currently has only one portfolio. The Fund's Articles of Incorporation provide for the creation of separate classes of the Fund's outstanding common stock. Except as noted below, each share when issued has equal dividend, distribution and liquidation rights within the series for which it was issued, and each fractional share has rights in proportion to the percentage it represents of a whole share. Shares of all series have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. Generally, all shares will be voted in the aggregate, except if voting by class is required by law or the matter involved affects only one class, in which case shares will be voted separately by class. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares when issued in accordance with the terms of the offering will be fully paid and non-assessable. Shares of the Fund are redeemable at net asset value, at the option of the shareholders.


Under its Articles of Incorporation the Fund has the right to redeem, for cash, shares of common stock owned by any shareholder to the extent that, and at such times as, the Fund's Board of Directors determines to be necessary or appropriate to prevent any concentration of share ownership which would cause the Fund to become a "personal holding company" for Federal income tax purposes. In this regard, the Fund may also exercise its right to reject purchase orders.


The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Fund's By-Laws provide the holders of one-third of the outstanding shares of the Fund present at a meeting in person or by proxy will constitute a quorum for the transaction of business at all meetings.


DISTRIBUTION AND SERVICE PLAN


Pursuant to Rule 12b-1 under the 1940 Act, the SEC has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. The Fund's Board of Directors has adopted a Distribution and Service Plan (the "Plan") and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and a Shareholder Servicing Agreement.


Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.


Under the Shareholder Servicing Agreement, the Distributor is permitted to receive payments from the Fund (i) to permit it to make payments to participating organizations, with which it has written agreements and whose clients or customers are shareholders of the Fund (each a "Participating Organization"), for providing personal shareholder services and for the maintenance of shareholder accounts and (ii) to reimburse it for its costs in the provision of these services by it to Fund shareholders up to .25% per annum of the Fund's average daily net assets (the "Shareholder Servicing Fee").


The Plan and the Shareholder Servicing Agreement provide that, in addition to the Shareholder Servicing Fee, the Fund will pay for preparation, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.


The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing and related administrative functions on behalf of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Fund's shares; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. In addition to the use of the Shareholder Servicing Fee, the Distributor may also make payments from time to time from its own resources and past profits, for the purposes enumerated above. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract in effect for that year or under the Shareholder Servicing Agreement in effect for that year.


The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities. However, in the opinion of the Manager based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above. The Fund's Board of Directors will consider appropriate modifications to the Fund's operations, including discontinuance of any payments then being made under the Plan to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services. It is not anticipated that the discontinuance of payments to such an institution would result in loss to shareholders or change in the Fund's net asset value. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


PURCHASE OF SHARES


Shares of the Fund that are purchased through broker-dealers are offered at a price based on the current net asset value of such shares which is next computed upon receipt of the purchase order by the broker-dealer.


The minimum for an initial investment is $5,000, except that the minimum initial investment for an Individual Retirement Account is $250. There is no minimum for subsequent investments. All purchase payments will be invested in full and fractional shares. The Fund or the Distributor is authorized to reject any purchase order.


For each shareholder of record, the Fund's transfer agent, Reich & Tang Services, Inc. ("Transfer Agent"), as the shareholder's agent, establishes an open account to which all shares purchased are credited, together with any dividends and capital gain distributions which are paid in additional shares. See "Dividends, Distributions and Taxes" herein. Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. No certificates are issued for fractional shares.


If an investor purchases or redeems shares of the Fund through an investment dealer, bank or other institution, that institution may impose charges for its services; these charges would reduce the investor's yield or return. An investor may purchase or redeem shares of the Fund directly from the Fund's Distributor or its Transfer Agent without any such charges.


To obtain more information about the Retail Class of shares, please contact your financial intermediary.


New Shareholders


Mail


To purchase shares of the Fund send a check made payable to "Delafield Fund, Inc." and a completed subscription order form to the Fund at the following address:


    Delafield Fund, Inc.
    Reich & Tang Funds
    600 Fifth Avenue - 8th Floor
    New York, New York 10020


Checks are accepted subject to collection at full face value in United States currency.


Bank Wire


To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor should first telephone the Fund at 212-830-5220 (within New York State) or at 800-221-3079 (outside New York State) to obtain a new account number. The investor should then instruct a member commercial bank to wire funds to:


    Investors Fiduciary Trust Company
    Reich & Tang  Funds
    ABA #101003621
    DDA #890752-955-4
    For Delafield Fund, Inc.
    Account of (Investor's Name)
    Fund Account # 906-
    SS#/Tax ID#


Then promptly complete and mail the subscription order form. There may be a charge by your bank for transmitting the money by bank wire. The Fund does not charge investors in the Fund for the receipt of wire transfers. If you are planning to wire funds, it is suggested that you instruct your bank early in the day so the wire transfer can be accomplished the same day. Payment in the form of a "bank wire" received prior to 4 p.m., New York City time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.


Personal Delivery


Deliver a check made payable to "Delafield Fund, Inc.", along with a completed subscription order form to:


    Reich & Tang Funds
    600 Fifth Avenue - 9th Floor
    New York, New York 10020

Present Shareholders


Subsequent purchases can be made by personal delivery or bank wire, as indicated above, or by mailing a check made payable to "Delafield Fund, Inc." at:


    Delafield Fund, Inc.
    Mutual Funds Group
    P.O. Box 13232
    Newark, New Jersey 07101-3232


The shareholder's account number should be clearly indicated.


Certain Participating Organizations may utilize the FundSERV mutual funds clearinghouse system to purchase and redeem shares.


Electronic Funds Transfers (EFT),
Pre-authorized Credit and
Direct Deposit Privilege


You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, or by having federal salary, social security, or certain veteran's, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, you must file with the Fund a completed EFT Application, Pre-authorized Credit Application, a copy of a voided check or a Direct Deposit Sign-Up Form for each type of payment that you desire to include in the Privilege. The appropriate form may be obtained from your broker or the Fund. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Death or legal incapacity will automatically terminate your participation in the Privilege. Further, the Fund may terminate your participation upon 30 days' notice to you.


REDEMPTION OF SHARES


Shareholders may make a redemption in any amount by sending a written request to the Fund, accompanied by any certificate that may have been issued to the shareholder, addressed to:


    Delafield Fund, Inc.
    Reich & Tang Funds
    600 Fifth Avenue - 8th Floor
    New York, New York 10020


Upon receipt by the Fund of a redemption request in proper form, shares of the Fund will be redeemed at their next determined net asset value. See "Net Asset Value" herein.


The request must specify the name of the Fund, the dollar amount or number of shares to be redeemed, and the account number. The request must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign) and, if any certificates are included in the request, presentation of such certificates properly endorsed. In all cases, all the signatures on a redemption request and/or certificates must be signature guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange; pursuant to the Fund's Transfer Agent's standards and procedures (guarantees by notaries public are not acceptable). Further documentation, such as copies of corporate resolutions and instruments of authority may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.


Checks for redemption proceeds normally will be mailed within seven days, but will not be mailed until all checks (including a certified or cashier's check) in payment for the purchase of the shares to be redeemed have been cleared, which could take up to 15 days after investment. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record and generally will be mailed within seven days after receipt of the request.


The Fund may suspend the right of redemption and postpone the date of payment for more than seven days during any period when (i) trading on the New York Stock Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.


The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal income tax purposes.


To minimize expenses, the Fund reserves the right to redeem upon not less than 45 days notice all shares of the Fund in an account (other than an Individual Retirement Account) which has a value below $500 caused by reason of a redemption by a shareholder of shares of the Fund; provided, however, a shareholder's shares may not be redeemed if written objection to the redemption is received by the Fund within 30 days after the date on which notice of the redemption is received by the shareholder. Shareholders will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account. In lieu of the right to redeem all shares, the Fund may impose a monthly service charge of $10 on such accounts.


Systematic Withdrawal Plan


Any shareholder who owns shares of the Fund with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he offers to sell to the Fund at net asset value the number of full and fractional shares which will produce the monthly or quarterly payments specified (minimum $50 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this plan should consult their tax advisers.


Shareholders wishing to utilize this plan may do so by completing an application which may be obtained by writing or calling the Fund. No additional charge to the shareholder is made for this service.


Telephone Redemption Privilege


The Fund accepts telephone requests for redemption from shareholders who elect this option. Telephone requests for redemption may not exceed the sum of $25,000 per request per day. The proceeds of a telephone redemption will be sent to the shareholder at his address or to his bank account as set forth in the subscription order form or in a subsequent signature guaranteed written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service, and thus shareholders risk possible loss of dividends in the event of a telephone redemption not authorized by them. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days written notice to shareholders.


RETIREMENT PLANS


The Fund has available a form of individual retirement account ("IRA") for investment in the Fund's shares. In general, an individual can make an annual contribution to an IRA in an amount equal to the lesser of $2000 or 100% of the individual's earned income. In addition, in the case of a married couple filing a joint return, annual IRA contributions of up to $2000 can generally be made for each spouse, as long as the combined compensation of both spouses is at least equal to the contributed amounts. IRA contribution can, in general, be made to either regular deductible IRAs, regular non-deductible IRAs or non-deductible Roth IRAs, a new type of IRA established by the Taxpayer Relief Act of 1997. Contributions to a Roth IRA are not deductible, but qualified distributions from a Roth IRA are not includable in income or subject to the additional ten-percent tax on early withdrawals. A "qualified distribution" is a distribution that is made after the end of the five taxable year period beginning with the first taxable year in which the individual made a contribution to a Roth IRA, and which is made on or after the date in which the individual attains a 59 1/2, on or after the death of the individual or is attributable to the disability of the individual, or is a distribution for specified first-time home buyer expenses.


Contributions to regular deductible IRAs and Roth IRAs may be limited based on adjusted gross income levels. The ability of a person who is an active participant in an employer sponsored retirement plan to make deductible contributions to a regular IRA is phased out based on the individual's adjusted gross incomes. For 1998, the phase out occurs over a range of adjusted gross incomes from $50,000 to $60,000 on a joint return and $30,000 to $40,000 on a single return. The phase out range for a married individual who is not an active participant but whose spouse is an active participant is between $150,000 and $160,000.


The maximum annual contribution that can be made to a Roth IRA is also subject to phase out rules that apply to married individuals filing joint returns when adjusted gross income is between $150,000 and $160,000 and to single individuals when adjusted gross income is between $95,000 and $110,000.


For both regular deductible IRAs and Roth IRAs, the phase out range for married individuals filing separate returns is from $0 to $10,000


The minimum investment required to open an IRA is $250. Generally, there are penalties for premature distributions from an IRA before the attainment of age 59 1/2, except in the case of the participant's death or disability and certain other circumstances including first-time home buyer expenses, and in the case of regular IRAs, certain education expenses.


Fund shares may also be a suitable investment for assets of other types of qualified pension or profit-sharing plans, including cash or deferred or salary reduction "Section 401(k) plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.


Persons desiring information concerning investments by IRAs and other retirement plans should write or telephone the Fund.


EXCHANGE PRIVILEGE


Retail Class shareholders of the Fund are entitled to exchange some or all of class R Shares in the Fund for Class A shares of either the Daily Tax Free Income Fund, Inc. or the Short Term Income Fund, Inc. (U.S. Government Portfolio), each of which are other investment companies which retain Reich & Tang Asset Management L.P. as investment adviser or manager. In the future, the exchange privilege program may be extended to other investment companies which retain Reich & Tang Asset Management L.P. as investment adviser or manager. The Fund will provide shareholders with 60 days written notice prior to any modification or discontinuance of the exchange privilege. An exchange of shares in the Fund pursuant to the exchange privilege is, in effect, a redemption of Fund shares (at net asset value) followed by the purchase of shares of the investment company into which the exchange is made (at net asset value) and may result in a shareholder realizing a taxable gain or loss for Federal income tax purposes.


There is no charge for the exchange privilege or limitation as to frequency of exchanges. The minimum amount for an exchange is $1,000, except that shareholders who are establishing a new account with an investment company through the exchange privilege must insure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. Each Class of shares is exchanged at its respective net asset value. The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Before making an exchange, the investor should review the current prospectus of the investment company into which the exchange is being made. Prospectuses may be obtained by contacting the Distributor at the address or telephone number listed on the cover of this Prospectus.

Instructions for exchange may be made in writing to the Transfer Agent at the appropriate address listed herein or, for shareholders who have elected that option, by telephone. The Fund reserves the right to reject any exchange request.


DIVIDENDS, DISTRIBUTIONS AND TAXES


Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional Fund shares of the same class having an aggregate net asset value as of the payment date of such dividend or distribution equal to the cash amount of such dividend or distribution. Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election the Fund will make the distribution in shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.


While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Dividends will normally be paid semi-annually. Capital gains distributions, if any, will be made at least annually, and in no event later than 60 days after the end of the Fund's fiscal year. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.


The Fund intends to continue to qualify for and elect special treatment applicable to a "regulated investment company" under the Internal Revenue Code of 1986, as amended. To qualify as a regulated investment company, the Fund must meet certain complex tests concerning its investments and distributions. For each year the Fund qualifies as a regulated investment company, the Fund will not be subject to federal income tax on income distributed to its shareholders in the form of dividends or capital gain distributions. Additionally, the Fund will not be subject to a federal excise tax if the Fund distributes at least 98% of its ordinary income and 98% of its capital gain income to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income and are eligible, in the case of corporate shareholders, for the dividends-received deduction to the extent that the Fund's income is derived from qualifying dividends received by the Fund from domestic corporations. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in the Fund at least 46 days. Furthermore, a corporation's dividends-received deduction will be disallowed to the extent a corporation's investment in shares of the Fund is financed with indebtedness.


The excess of net long-term capital gains over the net short-term capital losses realized and distributed by the Fund to its shareholders as capital gains distributions are taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his stock. Such long-term capital gains distributions are not eligible for the dividends-received deduction referred to above. If a shareholder held shares six months or less and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.


Any dividend or distribution received by a shareholder on shares of the Fund shortly after the purchase of such shares by such shareholder will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, such dividend or distribution, although in effect a return of capital, is subject to applicable taxes to the extent that the investor is subject to such taxes regardless of the length of time the investor may have held the stock.


The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In connection with this withholding requirement, a shareholder will be asked to certify on his application that the social security or tax identification number provided is correct and that the shareholder is not subject to 31% backup withholding for previous underreporting to the IRS.


NET ASSET VALUE


The Fund determines the net asset value per share of each class of the Fund as of 4:00 p.m., New York City time, by dividing the value of the Fund's net assets of a class (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding for such class at the time the determination is made. The Fund determines its net asset value on each Fund Business Day. Fund Business Day for this purpose means weekdays (Monday through Friday) except customary national business holidays and Good Friday. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order in proper form. See "Purchase of Shares" and "Redemption of Shares" herein.


Portfolio securities for which market quotations are readily available are valued at market value. All other investment assets of the Fund are valued in such manner as the Board of Directors of the Fund in good faith deems appropriate to reflect their fair value.


GENERAL INFORMATION


Performance


From time to time the Fund may distribute sales literature or publish advertisements containing "total return" quotations for the Fund, on behalf of each class and computed separately for each class of shares. The performance for each class of shares may vary due to variations in expenses of each class of shares. The Manager may also include general language in such advertisements or information furnished to present or prospective shareholders regarding the Manager's investment performance. Such sales literature or advertisements will disclose the Fund's average annual compounded total return for the Fund's last one year period, five year period and the period since the Fund's inception, and may include total return information for other periods. The Fund's total return for each period is computed, through use of a formula prescribed by the SEC, by finding the average annual compounded rates of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when received.


The Fund may also from time to time include in advertisement the ranking of those performance figures relative to such figures for groups of mutual funds categorized by nationally recognized ranking agencies. The performance of the Fund may also be compared to recognized indices, including, but not limited to, the Standard & Poor's 500.


Shareholder Meetings


As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-Laws of the Fund provide for annual meetings only (a) for the election of directors as required by the 1940 Act, (b) for approval of revised investment advisory agreements with respect to a particular class or series of stock, (c) for approval of revisions to the Fund's distribution plan as required in the 1940 Act with respect to particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than 10% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act, any registration of the Fund with the SEC or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of shareholders called for the purpose of considering the election or re-election of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

Year 2000 Issue


As the year  2000  approaches,  an issue  has  emerged  regarding  how  existing application software programs and operating systems can accommodate this date value. Failure to adequately address this issue could have potentially serious repercussions. The Manager is in the process of working with the Fund's service providers to prepare for the year 2000. Based on information currently available, the Manager does not expect that the Fund will incur significant operating expenses or be required to incur material costs to be year 2000 compliant. Although the Manager does not anticipate that the year 2000 issue will have material impact of the Fund's ability to provide service at current levels, there can be no assurance that steps taken in preparation for the year 2000 will be sufficient to avoid an adverse impact on the Fund.


Custodian and  Transfer Agent


Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, is the custodian for the Fund's cash and securities. Reich & Tang Services, Inc., 600 Fifth Avenue, New York, New York 10020, is the transfer agent and dividend agent for the shares of the Fund. The Fund's custodian and transfer agent do not assist in, and are not responsible for investment decisions involving assets of the Fund.


Information for Shareholders


All shareholder inquiries should be directed to Delafield Fund, Inc., 600 Fifth Avenue, New York, New York 10020 (telephone: 212-830-5220 or outside New York State 800-221-3079).


The Fund will send to all its shareholders semi-annual unaudited and annual audited reports, including a list of investment securities held.


The Fund maintains a web site (http://www.delafieldfund.com) which contains this Prospectus and other information about the Fund and its shares. For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement filed with the SEC, including the exhibits thereto. The Registration Statement and the exhibits thereto may be examined at the SEC and copies thereof may be obtained upon payment of certain duplicating fees.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                    TABLE OF CONTENTS
Table of Fees and Expenses.........................2
Introduction.......................................3
Investment Objectives, Policies and Risks..........3
    Foreign Securities.............................5
    Convertible Securities.........................5
    Risks of Investing in Lower Rated Securities...5
    Warrants.......................................6
    Short Sales....................................6
    Restricted Securities..........................7             DELAFIELD
    Corporate Reorganizations......................7             FUND, INC.
    Investment in Small, Unseasoned Companies......7
Investment Restrictions............................7
The Manager........................................8
Description of Common Stock........................10
Distribution and Service Plan......................11
Purchase of Shares.................................12
    New Shareholders...............................12
    Present Shareholders...........................13
    Electronic Funds Transfers (EFT), Pre-authorized
       Credit and Direct Deposit Privilege.........13            Retail Class
Redemption of Shares...............................13
    Systematic Withdrawal Plan.....................14
    Telephone Redemption Privilege.................14
Retirement Plans...................................14
Exchange Privilege.................................15
Dividends, Distributions and Taxes.................16
Net Asset Value....................................17
General Information ...............................17
    Performance....................................17
    Shareholder Meetings...........................17            PROSPECTUS
    Year 2000 Issue................................18            August 15, 1998
    Custodian and Transfer Agent...................18
    Information for Shareholders ..................18

------------------------------------------------------
No dealer, salesman or other person has been authorized to give any information or to make any representation other than those contained in this Prospectus, and if given or made, such information and representation may not be relied upon as authorized by the Fund, its Manager, Distributor or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of any offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such offer in such state.


DELR898P

                                                       Registration No. 33-69760
                                                                     Rule 497(c)
--------------------------------------------------------------------------------
DELAFIELD FUND, INC.                                          600 FIFTH AVENUE,
ADMINISTRATIVE CLASS (Admin Shares)                          NEW YORK, NY 10020
                                                              (212) 830-5220

================================================================================
PROSPECTUS
August 15, 1998

Delafield Fund, Inc. (the "Fund") is an open-end, diversified management investment company. The Fund's investment objectives are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. The Fund will seek to achieve these objectives by investing primarily in the equity securities of domestic companies which, based on the research of the Delafield Asset Management Division of Reich & Tang Asset Management L.P. (the "Manager"), are considered to be undervalued or to represent special situations that the Manager believes can increase in value regardless of general economic trends or the condition of the stock market generally. There can be no assurance that the Fund will achieve its objectives. The Administrative Class ("Admin Shares") of the Fund are available to qualified retirement plan clients of financial intermediaries ("Retirement Plan Investors") and are subject to a service fee pursuant to the Fund's 12b-1 Plan and either are sold directly to Retirement Plan Investors or are sold through financial intermediaries who provide servicing to Administrative Class
shareholders   for  which  they  receive   compensation   from  the  Manager  or
Distributor.

The Delafield Asset Management Division of Reich & Tang Asset Management L.P. acts as Manager of the Fund and Reich & Tang Distributors, Inc. acts as Distributor of the Fund's shares. Reich & Tang Asset Management L.P. is a registered investment adviser. Reich & Tang Distributors, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.


This Prospectus sets forth concisely the information a prospective investor should know before investing in the Admin Shares of the Fund. A Statement of Additional Information dated August 15, 1998, has been filed with the Securities and Exchange Commission ("the SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by either writing or calling the Fund at the address or telephone number set forth above. The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information and other reports and information regarding the Fund which have been filed electronically with the SEC.


Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


This Prospectus should be read and retained by investors for future reference.


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT BEING OFFERED VIA THE INTERNET TO RESIDENTS OF PARTICULAR STATES.
--------------------------------------------------------------------------------

                           TABLE OF FEES AND EXPENSES



Annual Fund Operating Expenses
(as a percentage of average net assets)

                                                      Admin Shares

       Management Fees                                    .80%
       12b-1 Fees                                         .25%
       Other Expenses                                     .53%
            Administration Fees                  .21%    _____
       Total Fund Operating Expenses                     1.58%



Example                                                   1 year       3 years
-------                                                   ------       -------


You would pay the following on a $1000
investment, assuming 5% annual return
(cumulative through the end of each year):                 $16           $50



The foregoing table is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Also, financial intermediaries may impose fees in connection with the purchase and redemption procedures offered to investors by such organizations. The expenses shown are at the levels anticipated for the current year. For a further discussion of these fees, see "The Manager" and "Distribution and Service Plan" herein.

The  figures   reflected  in  this  example   should  not  be  considered  as  a
representation of past or future expenses. Actual expenses may be greater or less than those shown above.

INTRODUCTION


Delafield Fund, Inc. (the "Fund") is a diversified, open end management investment company organized as a Maryland corporation on October 12, 1993, that seeks to provide its investors with long term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. The Fund seeks to achieve its objectives by investing principally in the equity securities of domestic companies which, based on the research of the Delafield Asset Management Division of Reich & Tang Asset Management L.P. (the "Manager") are considered to be undervalued or to represent special situations (i.e., companies undergoing change that might cause their market value to grow at a rate faster than the market generally). There can be no assurance that the Fund will achieve its objectives. This is a summary of the Fund's fundamental investment policies which are set forth in full under "Investment Objectives, Policies and Risks" herein and in the Statement of Additional Information and may not be changed without approval of a majority of the Fund's outstanding shares.


The Fund's shares are distributed through Reich & Tang Distributors, Inc. (the "Distributor"), with whom the Fund has entered into a Distribution Agreement and a Shareholder Servicing Agreement pursuant to the Fund's plan adopted under Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). (See "Distribution and Service Plan" herein.) The Fund issues other classes of shares that may have different expenses which may affect performance. Investors may call the telephone number listed on the cover page of this Prospectus to obtain more information concerning the other classes available to them.


On any day on which the New York Stock Exchange, Inc. is open for trading ("Fund Business Day"), investors may initiate purchases and redemptions of shares of the Fund's common stock at their net asset value, which will be determined daily. (See "Purchase of Shares" "Redemption of Shares" and "Net Asset Value" herein.) The minimum initial investment is $5,000, except that the minimum initial investment for an Individual Retirement Account is $250. There is no minimum for subsequent investments. The Fund currently intends to pay dividends, if any, semi-annually. Net capital gains, if any, will be distributed at least annually, and in no event later than within 60 days after the end of the Fund's fiscal year. All dividends and distributions of capital gains are automatically invested in additional Admin Shares of the Fund unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. (See "Dividends, Distributions and Taxes" herein.)


The Fund intends to invest principally in the equity securities of domestic companies. Investment in the Fund should be made with an understanding of the risks which an investment in equity securities may entail. In particular, common stocks represent residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all its obligations, including preferred stock dividends, are satisfied. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, and investor perceptions of market liquidity. See "Investment Objectives, Policies and Risks" herein and the Statement of Additional Information for a discussion of the special risk factors affecting equity securities and the other investment policies of the Fund, including investments in lower rated debt securities.


INVESTMENT OBJECTIVES,
POLICIES AND RISKS


The investment objectives of the Fund are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. The Fund will seek to achieve these objectives by investing primarily in the equity securities of domestic companies which, based on the research of the Manager, are considered to be undervalued or to represent special situations (i.e., companies undergoing change that might cause their market value to grow at a rate faster than the market generally). The Fund's investment objectives are fundamental policies and may not be changed without shareholder approval.


There obviously can be no assurance that the Fund's investment objectives will be achieved. The nature of the Fund's investment objectives and policies may involve a somewhat greater degree of short-term risk than would be present under other investment approaches.


The Fund will under normal circumstances have substantially all of its assets (i.e., more than 65%) invested in a diversified portfolio of equity securities, including common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks. For a discussion of the risks of investing in convertible securities, see "Convertible Securities" and "Risks of Investing in Lower Rated Securities" below.


The Fund at times may also invest less than 35% of its total assets in debt securities and preferred stocks offering a significant opportunity for price appreciation. For a discussion of the risks of investing in these securities, see "Risks of Investing in Lower Rated Securities" below.


The Fund may take a defensive position when the Manager has determined that adverse business or financial conditions warrant such a defensive position and invest temporarily without limit in rated or unrated debt securities or preferred stocks or in money market instruments. Money market instruments for this purpose include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including such obligations subject to repurchase agreements), commercial paper rated in the highest grade by any nationally recognized rating agency, and certificates of deposit and bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars. A repurchase agreement is an instrument under which an investor (e.g., the Fund) purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Repurchase agreements usually have a short duration, often less than one week. In the event that a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.


Within this basic framework, the policy of the Fund will emphasize flexibility in arranging its portfolio to seek the desired results. The Fund's investment philosophy is that of investment in equity securities of companies which, based on fundamental research, the management of the Fund believes to be undervalued. The Manager believes that the philosophy of the management of the portfolio companies is very important and, therefore, intends to invest in companies that are managed for the benefit of their shareholders and not by managements that believe that the most important measure of a company's success is its size. In addition, companies generating free cash flow, which is defined as earnings, depreciation, and deferred income tax in excess of need for capital expenditures and dividends, will be considered attractive because such funds can be used to pay down debt, retire shares, acquire other businesses or increase the dividend.


Investment securities will be assessed upon their earning power, stated asset value and off the balance sheet values, such as natural resources and timber properties. Critical factors that will be considered in the selection of securities will include the values of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, management capability and practices, and the economic and political outlook. Although the balance sheet of a company is important to the Manager's analysis, the Fund may invest in financially troubled companies if the

Manager has reason to believe that the underlying assets are worth far more than the market price of the shares. Generally speaking, disposal of a security will be based upon factors such as (i) increases in the valuation of the security which the Fund believes reflect earnings growth too far in advance, (ii) changes in the relative opportunities offered by various securities, and (iii) actual or potential deterioration of the issuers' earning power which the Fund believes may adversely affect the price of its securities. Portfolio turnover will be influenced by sound investment practices, the Fund's investment objective, and the need of funds for the redemption of the Fund's shares.


The Fund will not seek to realize profits by anticipating short-term market movements and intends to purchase securities for long-term capital appreciation under ordinary circumstances. The rate of portfolio turnover will not be a limiting factor when the investment adviser deems changes to be appropriate.


The Fund's investment policies indicated below (unlike its investment objective) are not fundamental and may be changed by the Fund's Board of Directors without shareholder approval.


Foreign Securities


Although the Fund will invest primarily in domestic securities, both listed and unlisted, and has no present intention of investing any significant portion of its assets in foreign securities, it reserves the right to invest in foreign securities if purchase thereof at the time of purchase would not cause more than 15% of the value of the Fund's total assets to be invested in foreign securities. Investments in foreign securities involve certain risk considerations which are not typically associated with investments in domestic securities. These considerations include changes in exchange rates and exchange control regulation, political and social instability, expropriation, less liquid markets and less available information than is generally the case in the United States, less government supervision of exchanges and brokers and issuers, lack of uniform accounting and auditing standards, foreign withholding taxes and greater price volatility. See "Foreign Securities" in the Statement of Additional Information.


Convertible Securities


The Fund may invest in convertible securities when it appears to the Manager that it may not be prudent to be fully invested in common stocks. In evaluating a convertible security, the Manager places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. See "Convertible Securities" in the Statement of Additional Information.


Risks of Investing in
Lower Rated Securities


The Fund may purchase convertible securities, debt securities, or preferred stock considered by the Manager to be consistent with the Fund's investment objectives regardless of whether or not the security is rated. Lower rated securities (BBB or lower by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies ("S&P") or Baa or lower by Moody's Investor Services, Inc. ("Moody's") and comparable unrated securities, collectively commonly known as "junk bonds", have special risks associated with them. The market for these securities may not be as liquid as the market for higher rated securities, which may result in depressed prices for the Fund upon the disposal of such lower rated securities. There is no established secondary market for many of these securities. The Manager cannot anticipate whether these securities could be sold other than to institutional investors. There is frequently no secondary market for the resale of those debt obligations that are in default. The limited market for these securities may affect the amount actually realized by the Fund upon such sale. Such sale may result in a loss to the Fund. There are certain risks involved in applying credit ratings as a method of evaluating lower rated securities. For example, while credit rating agencies evaluate the safety of principal and interest payments, they do not evaluate the market risk of the securities and the securities may decrease in value as a result of credit developments. See "Description of Ratings" in the

Statement of Additional Information for a definition of the various ratings assigned by S&P and Moody's.


These lower rated securities tend to offer higher yields than higher rated securities with the same maturities because the creditworthiness of the obligors of lower rated securities may not have been as strong as that of other issuers. Since there is a general perception that there are greater risks associated with the lower rated securities, if any, in the Fund, the yields and prices of such securities tend to fluctuate more with changes in the perceived quality of the credit of their obligors. In addition, the market value of these lower rated securities may fluctuate more than the market value of higher rated securities since lower rated securities tend to reflect short-term market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental credit quality of such securities. These lower rated securities are also more sensitive to adverse economic changes and events affecting specific issuers than are higher rated securities. Periods of economic uncertainty can be expected to result in increased market price volatility of the lower rated securities. These lower rated securities may also be directly and adversely affected by variables such as interest rates, unemployment rates, inflation rates and real growth in the economy and may be more susceptible to variables such as adverse publicity and negative investor perception than more highly rated securities, particularly in a limited secondary market. Lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The obligors of lower rated securities possess less creditworthy characteristics than the obligors of higher rated securities, as is evidenced by those securities that have experienced a downgrading in rating or that are in default. The evaluation of the price of such securities is highly speculative and volatile. As such, these evaluations are very sensitive to the latest available public information relating to developments concerning such securities. See "Risks of Investing in Lower Rated Securities" in the Statement of Additional Information.


Warrants


The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. In the event the underlying security does not sufficiently appreciate in value during the period when the warrant may be exercised so as to provide an attractive investment for the Fund, the warrant will expire and the Fund will suffer a loss on the price it paid for the warrant. The Fund will not, however, purchase any warrant if, as a result of such purchase, 5% or more of the Fund's total assets would be invested in warrants. Included within that amount, but not to exceed 2% of the value of the Fund's total assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value. See "Warrants" in the Statement of Additional Information.


Short Sales


The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. Government securities or other liquid high grade debt obligations. The Fund will also be required to deposit in a segregated account established and maintained with the Fund's Custodian, liquid assets such as cash, U.S. Government securities or other liquid high grade debt obligations, to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and, conversely, if the price declines, the Fund will realize a capital gain; provided, however, any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. The market value of the securities sold short of any one issuer will not exceed either 5% of the Fund's total assets or 5% of such issuer's voting securities. The Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of the value of its assets or the Fund's aggregate short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the security.


Restricted Securities


The Fund may invest in restricted securities and in other assets having no ready market if such purchases at the time thereof would not cause more than 15% of the value of the Fund's net assets to be invested in all such restricted or not readily marketable assets. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price that prevailed when it decided to sell. Restricted securities will be valued in such manner as the Board of Directors of the Fund in good faith deems appropriate to reflect their fair market value.


Corporate Reorganizations


The Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in the judgment of the Manager, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short term nature of such transactions. The principal risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Fund may sustain a loss. For further information on such investments, see "Corporate Reorganizations" in the Statement of Additional Information.


Investment in Small,
Unseasoned Companies


The Fund may invest up to 5% of its total assets in small, less well known companies, which (including predecessors) have operated less than three years. The securities of such companies may have limited liquidity. The Fund will not invest more than 5% of its total assets in securities of issuers which together with their predecessors have a record of less than three years of continuous operations.


INVESTMENT RESTRICTIONS


The Fund has adopted certain investment restrictions which may not be changed without the approval of the Fund's shareholders. Briefly, these restrictions provide that the Fund may not:


1. Purchase the securities of any one issuer, other than the U.S. Government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;


2. Invest more than 25% of the value of its total assets in any particular industry;


3. Purchase securities on margin, but it may obtain such short-term credits from banks as may be necessary for the clearance of purchases and sales of securities;


4.   Make loans of its assets to any  person,  except for the  purchase  of debt
     securities  and  repurchase   agreements  as  discussed  under  "Investment
     Objectives, Policies and Risks" herein;


5. Borrow money except for (i) the short-term credits from banks referred to in paragraph 3 above and (ii) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the Fund's total assets will be repaid before any subsequent investments are made;


6. Mortgage, pledge or hypothecate any of its assets, except as may be necessary in connection with permissible borrowings mentioned in paragraph 5 above;


7. Purchase the securities of other investment companies, except (i) the Fund may purchase unit investment trust securities where such unit trusts meet the investment objectives of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets and (ii) further except as permitted by Section 12(d) of the 1940 Act; and


8. Act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933. The Fund will not, however, invest more than 15% of the value of its net assets in restricted securities and not readily marketable securities.


If a percentage restriction is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's portfolio securities will not be considered a violation of the Fund's policies or restrictions.


THE MANAGER


The Fund's Board of Directors, which is responsible for the overall management and supervision of the Fund, has employed the Manager to serve as investment manager of the Fund. The Manager provides persons satisfactory to the Fund's Board of Directors to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors or officers of Reich & Tang Asset Management Inc., or employees of the Manager or its affiliates. Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote full-time to the affairs of the Fund. The Statement of Additional Information contains general background information regarding each director and principal officer of the Fund.


The Manager is a Delaware limited partnership with its principal office at 600 Fifth Avenue, New York, New York 10020. As of March 31, 1998, the Manager was investment manager, adviser or supervisor with respect to assets aggregating in excess of $11.51 billion. The Manager acts as manager or administrator of 17 other registered investment companies and also advises pension trusts, profit-sharing trusts and endowments.

Effective January 1, 1998, NEIC Operating Partnership, L.P. ("NEICOP") was the limited partner and owner of a 99.5% interest in the Manager replacing New England Investment Companies, L.P. ("NEICLP") as the limited partner and owner of such interest in the Manager due to a restructuring by New England Investment Companies, Inc. ("NEIC"). Subsequently, effective March 31, 1998, Nvest Companies, L.P. ("Nvest Companies") due to a change in name of NEICOP, replaces NEICOP as the limited partner and owner of a 99.5% interest in the Manager. The recent name change of NEICLP did not result in a change in control of the manager and has no impact upon the Manager's performance of its responsibilities and obligations.


Reich & Tang Asset Management, Inc. (an indirect, wholly-owned subsidiary of Nvest Companies) is the sole general partner and owner of the remaining 0.5% interest of the Manager. Nvest Corporation, a Massachusetts Corporation (formerly known as New England Investment Companies, Inc.), serves as the managing general partner of Nvest Companies.


Reich & Tang Asset Management, Inc. is an indirect subsidiary of Metropolitan Life Insurance Company ("MetLife"). Also, MetLife directly and indirectly owns approximately 47% of the outstanding partnership interests of Nvest Companies and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns, directly and indirectly, approximately 13% of the outstanding partnership interests of Nvest Companies.


J. Dennis Delafield and Vincent Sellecchia of the Fund are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Delafield is Chairman, Chief Executive Officer and Director of the Fund and is Managing
Director of the Reich & Tang Capital Management Group, a division of the Manager, with which he has been associated since September 1993. From December 1991 to September 1993, Mr. Delafield, acting as investment adviser, was a Managing Director of Reich & Tang L.P. and an officer of Reich & Tang, Inc.; and from October 1979 to December 1991, was President and Director of Delafield Asset Management, Inc. Mr. Sellecchia is President of the Fund and Managing Director of the Reich & Tang Capital Management Group, a division of the Manager, with which he has been associated since September 1993. From December 1991 to September 1993, Mr. Sellecchia, acting as investment adviser, was Vice President of Reich & Tang L.P. and an officer of Reich & Tang, Inc.; and from October 1980 to December 1991 was Vice President, Director of Investment Analysis for Delafield Asset Management, Inc. The Fund's Annual Report contains information regarding the Fund's performance and will be provided, without charge, upon request.


MetLife is a mutual life insurance company with assets of $297.6 billion at December 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and its the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.6 trillion at December 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.


Nvest Companies is a holding company offering a broad array of investment styles across a wide range of asset categories through thirteen subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. Its business units, in addition to the manager, include AEW Capital Management, L.P., Back Bay Advisors, L.P., Capital Growth Management, Limited Partnership, Greystone Partners, L.P., Harris Associates, L.P., Jurika & Voyles, L.P., Loomis, Sayles & Company, L.P., New England Funds, L.P., Nvest Associates, Inc., Snyder Capital Management, L.P., Vaughan, Nelson, Scarborough & McCullough, L.P., and Westpeak Investment Advisors, L.P. These affiliates in the aggregate are investment advisors or managers to 80 other registered investment companies.


On November 28, 1995 the Board of Directors, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, approved the Investment Management Contract effective August 30, 1996, which had a term that extended to July 31, 1998 and may be continued in force thereafter for successive twelve-month periods beginning each August 1, provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by its Board of Directors, and in either case by a majority of the directors who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.


Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund. Under the Investment Management Contract, the Manager receives from the Fund a fee equal to .80% per annum of the Fund's average daily net assets for managing the Fund's investment portfolio and performing related services. The fee received by the Manager under the Investment Management Contract is higher than the fee paid by most investment companies. The Manager, at its discretion, may voluntarily waive all or a portion of the management fee.


Pursuant to an Administrative Services Contract for the Fund, the Manager performs clerical, accounting supervision and office service functions for the Fund and provides the Fund with personnel to (i) supervise the performance of bookkeeping and related services by Investors Fiduciary Trust Company, the Fund's bookkeeping agent, (ii) prepare reports to and filings with regulatory authorities, and (iii) perform such other services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager or its affiliates. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Contract, the Manager receives a fee equal to .21% per annum of the Fund's average daily net assets. Any portion of the total fees received by the Manager may be used to provide shareholder services and for distribution of Fund shares. See "Distribution and Service Plan" herein.


In addition the Distributor can receive a servicing fee up to .25% per annum of the average daily net assets of the shares of the Fund under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly.


DESCRIPTION OF COMMON STOCK


The Fund was incorporated in Maryland on October 12, 1993. The authorized capital stock of the Fund consists of twenty billion shares of common stock having a par value of one-tenth of one cent ($.001) per share. The Fund currently has only one portfolio. The Fund's Articles of Incorporation provide for the creation of separate classes of the Fund's outstanding common stock. Except as noted below, each share when issued has equal dividend, distribution and liquidation rights within the series for which it was issued, and each fractional share has rights in proportion to the percentage it represents of a whole share. Shares of all series have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. Generally, all shares will be voted in the aggregate, except if voting by class is required by law or the matter involved affects only one class, in which case shares will be voted separately by class. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares when issued in accordance with the terms of the offering will be fully paid and non-assessable. Shares of the Fund are redeemable at net asset value, at the option of the shareholders.


Under its Articles of Incorporation the Fund has the right to redeem, for cash, shares of common stock owned by any shareholder to the extent that, and at such times as, the Fund's Board of Directors determines to be necessary or appropriate to prevent any concentration of share ownership which would cause the Fund to become a "personal holding company" for Federal income tax purposes.

In this regard, the Fund may also exercise its right to reject purchase orders.

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Fund's By-Laws provide the holders of one-third of the outstanding shares of the Fund present at a meeting in person or by proxy will constitute a quorum for the transaction of business at all meetings.


DISTRIBUTION AND SERVICE PLAN


Pursuant to Rule 12b-1 under the 1940 Act, the SEC has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. The Fund's Board of Directors has adopted a Distribution and Service Plan (the "Plan") and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and a Shareholder Servicing Agreement.


Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.


Under the Shareholder Servicing Agreement, the Distributor is permitted to receive payments from the Fund (i) to permit it to make payments to participating organizations, with which it has written agreements and whose clients or customers are shareholders of the Fund (each a "Participating Organization"), for providing personal shareholder services and for the maintenance of shareholder accounts and (ii) to reimburse it for its costs in the provision of these services by it to Fund shareholders up to .25% per annum of the Fund's average daily net assets (the "Shareholder Servicing Fee").


The Plan and the Shareholder Servicing Agreement provide that, in addition to the Shareholder Servicing Fee, the Fund will pay for preparation, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.


The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing and related administrative functions on behalf of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Fund's shares; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. In addition to the use of the Shareholder Servicing Fee, the Distributor may also make payments from time to time from its own resources and past profits, for the purposes enumerated above. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract in effect for that year or under the Shareholder Servicing Agreement in effect for that year.


The financial intermediaries whose qualified retirement plan clients may purchase Admin Shares of the Fund have contracted with the Distributor to perform certain sub-transfer agent accounting services for the Retirement Plan Investors. In consideration of the provisions of these sub-transfer agency accounting services, the financial intermediaries will receive sub-transfer agency fees from the Distributor or its affiliate, the Fund's transfer agent. As a result of the payment of the sub-transfer agency accounting fees to these financial intermediaries relating to qualified retirement plan services, Admin Shares will have higher transfer agency charges than the other classes of the Fund.


The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities. However, in the opinion of the Manager based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above. The Fund's Board of Directors will consider appropriate modifications to the Fund's operations, including discontinuance of any payments then being made under the Plan to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services. It is not anticipated that the discontinuance of payments to such an institution would result in loss to shareholders or change in the Fund's net asset value. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


PURCHASE OF SHARES


Shares of the Fund that are purchased through broker-dealers are offered at a price based on the current net asset value of such shares which is next computed upon receipt of the purchase order by the broker-dealer.


The minimum for an initial investment is $5,000, except that the minimum initial investment for an Individual Retirement Account is $250. There is no minimum for subsequent investments. All purchase payments will be invested in full and fractional shares. The Fund or the Distributor is authorized to reject any purchase order.


For each shareholder of record, the Fund's transfer agent, Reich & Tang Services, Inc. ("Transfer Agent"), as the shareholder's agent, establishes an open account to which all shares purchased are credited, together with any dividends and capital gain distributions which are paid in additional shares. See "Dividends, Distributions and Taxes" herein. Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. No certificates are issued for fractional shares.


If an investor purchases or redeems shares of the Fund through an investment dealer, bank or other institution, that institution may impose charges for its services; these charges would reduce the investor's yield or return. An investor may purchase or redeem shares of the Fund directly from the Fund's Distributor or its Transfer Agent without any such charges.


To obtain more information about the Administrative Class of shares, please contact your financial intermediary.


New Shareholders


Mail


To purchase shares of the Fund send a check made payable to "Delafield Fund, Inc." and a completed subscription order form to the Fund at the following address:


    Delafield Fund, Inc.
    Reich & Tang Funds
    600 Fifth Avenue - 8th Floor
    New York, New York 10020


Checks are accepted subject to collection at full face value in United States currency.


Bank Wire


To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor should first telephone the Fund at 212-830-5220 (within New York State) or at 800-221-3079 (outside New York State) to obtain a new account number. The investor should then instruct a member commercial bank to wire funds to:

    Investors Fiduciary Trust Company
    Reich & Tang  Funds
    ABA #101003621
    DDA #890752-955-4
    For Delafield Fund, Inc.
    Account of (Investor's Name)
    Fund Account # 907-
    SS#/Tax ID#


Then promptly complete and mail the subscription order form. There may be a charge by your bank for transmitting the money by bank wire. The Fund does not charge investors in the Fund for the receipt of wire transfers. If you are planning to wire funds, it is suggested that you instruct your bank early in the day so the wire transfer can be accomplished the same day. Payment in the form of a "bank wire" received prior to 4 p.m., New York City time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.


Personal Delivery


Deliver a check made payable to "Delafield Fund, Inc.", along with a completed subscription order form to:


    Reich & Tang Funds
    600 Fifth Avenue - 9th Floor
    New York, New York 10020


Present Shareholders


Subsequent purchases can be made by personal delivery or bank wire, as indicated above, or by mailing a check made payable to "Delafield Fund, Inc." at:


    Delafield Fund, Inc.
    Mutual Funds Group
    P.O. Box 13232
    Newark, New Jersey 07101-3232


The shareholder's account number should be clearly indicated.


Certain Participating Organizations may utilize the FundSERV mutual funds clearinghouse system to purchase and redeem shares.


Electronic Funds Transfers (EFT),
Pre-authorized Credit and
Direct Deposit Privilege


You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, or by having federal salary, social security, or certain veteran's, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, you must file with the Fund a completed EFT Application, Pre-authorized Credit Application, a copy of a voided check or a Direct Deposit Sign-Up Form for each type of payment that you desire to include in the Privilege. The appropriate form may be obtained from your broker or the Fund. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Death or legal incapacity will automatically terminate your participation in the Privilege. Further, the Fund may terminate your participation upon 30 days' notice to you.


REDEMPTION OF SHARES


Shareholders may make a redemption in any amount by sending a written request to the Fund, accompanied by any certificate that may have been issued to the shareholder, addressed to:


    Delafield Fund, Inc.
    Reich & Tang Funds
    600 Fifth Avenue - 8th Floor
    New York, New York 10020


Upon receipt by the Fund of a redemption request in proper form, shares of the Fund will be redeemed at their next determined net asset value. See "Net Asset Value" herein.


The request must specify the name of the Fund, the dollar amount or number of shares to be redeemed, and the account number. The request must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign) and, if any certificates are included in the request, presentation of such certificates properly endorsed. In all cases, all the signatures on a redemption request and/or certificates must be signature guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange; pursuant to the Fund's Transfer Agent's standards and procedures (guarantees by notaries public are not acceptable). Further documentation, such as copies of corporate resolutions and instruments of authority may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.


Checks for redemption proceeds normally will be mailed within seven days, but will not be mailed until all checks (including a certified or cashier's check) in payment for the purchase of the shares to be redeemed have been cleared, which could take up to 15 days after investment. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record and generally will be mailed within seven days after receipt of the request.


The Fund may suspend the right of redemption and postpone the date of payment for more than seven days during any period when (i) trading on the New York Stock Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.


The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal income tax purposes.


To minimize expenses, the Fund reserves the right to redeem upon not less than 45 days notice all shares of the Fund in an account (other than an Individual Retirement Account) which has a value below $500 caused by reason of a redemption by a shareholder of shares of the Fund; provided, however, a shareholder's shares may not be redeemed if written objection to the redemption is received by the Fund within 30 days after the date on which notice of the redemption is received by the shareholder. Shareholders will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account. In lieu of the right to redeem all shares, the Fund may impose a monthly service charge of $10 on such accounts.


Systematic Withdrawal Plan


Any shareholder who owns shares of the Fund with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he offers to sell to the Fund at net asset value the number of full and fractional shares which will produce the monthly or quarterly payments specified (minimum $50 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this plan should consult their tax advisers.


Shareholders wishing to utilize this plan may do so by completing an application which may be obtained by writing or calling the Fund. No additional charge to the shareholder is made for this service.


Telephone Redemption Privilege


The Fund accepts telephone requests for redemption from shareholders who elect this option. Telephone requests for redemption may not exceed the sum of $25,000 per request per day. The proceeds of a telephone redemption will be sent to the shareholder at his address or to his bank account as set forth in the subscription order form or in a subsequent signature guaranteed written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service, and thus shareholders risk possible loss of dividends in the event of a telephone redemption not authorized by them. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days written notice to shareholders.


RETIREMENT PLANS


The Fund has available a form of individual retirement account ("IRA") for investment in the Fund's shares. In general, an individual can make an annual contribution to an IRA in an amount equal to the lesser of $2000 or 100% of the individual's earned income. In addition, in the case of a married couple filing a joint return, annual IRA contributions of up to $2000 can generally be made for each spouse, as long as the combined compensation of both spouses is at least equal to the contributed amounts. IRA contribution can, in general, be made to either regular deductible IRAs, regular non-deductible IRAs or non-deductible Roth IRAs, a new type of IRA established by the Taxpayer Relief Act of 1997. Contributions to a Roth IRA are not deductible, but qualified distributions from a Roth IRA are not includable in income or subject to the additional ten-percent tax on early withdrawals. A "qualified distribution" is a distribution that is made after the end of the five taxable year period beginning with the first taxable year in which the individual made a contribution to a Roth IRA, and which is made on or after the date in which the individual attains a 59 1/2, on or after the death of the individual or is attributable to the disability of the individual, or is a distribution for specified first-time home buyer expenses.


Contributions to regular deductible IRAs and Roth IRAs may be limited based on adjusted gross income levels. The ability of a person who is an active participant in an employer sponsored retirement plan to make deductible contributions to a regular IRA is phased out based on the individual's adjusted gross incomes. For 1998, the phase out occurs over a range of adjusted gross incomes from $50,000 to $60,000 on a joint return and $30,000 to $40,000 on a single return. The phase out range for a married individual who is not an active participant but whose spouse is an active participant is between $150,000 and $160,000.


The maximum annual contribution that can be made to a Roth IRA is also subject to phase out rules that apply to married individuals filing joint returns when adjusted gross income is between $150,000 and $160,000 and to single individuals when adjusted gross income is between $95,000 and $110,000.


For both regular deductible IRAs and Roth IRAs, the phase out range for married individuals filing separate returns is from $0 to $10,000


The minimum investment required to open an IRA is $250. Generally, there are penalties for premature distributions from an IRA before the attainment of age 59 1/2, except in the case of the participant's death or disability and certain other circumstances including first-time home buyer expenses, and in the case of regular IRAs, certain education expenses.


Fund shares may also be a suitable investment for assets of other types of qualified pension or profit-sharing plans, including cash or deferred or salary reduction "Section 401(k) plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.


Persons desiring information concerning investments by IRAs and other retirement plans should write or telephone the Fund.


DIVIDENDS, DISTRIBUTIONS AND TAXES


Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional Fund shares of the same class having an aggregate net asset value as of the payment date of such dividend or distribution equal to the cash amount of such dividend or distribution. Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election the Fund will make the distribution in shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.


While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Dividends will normally be paid semi-annually. Capital gains distributions, if any, will be made at least annually, and in no event later than 60 days after the end of the Fund's fiscal year. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.


The Fund intends to continue to qualify for and elect special treatment applicable to a "regulated investment company" under the Internal Revenue Code of 1986, as amended. To qualify as a regulated investment company, the Fund must meet certain complex tests concerning its investments and distributions. For each year the Fund qualifies as a regulated investment company, the Fund will not be subject to federal income tax on income distributed to its shareholders in the form of dividends or capital gain distributions. Additionally, the Fund will not be subject to a federal excise tax if the Fund distributes at least 98% of its ordinary income and 98% of its capital gain income to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income and are eligible, in the case of corporate shareholders, for the dividends-received deduction to the extent that the Fund's income is derived from qualifying dividends received by the Fund from domestic corporations. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in the Fund at least 46 days. Furthermore, a corporation's dividends-received deduction will be disallowed to the extent a corporation's investment in shares of the Fund is financed with indebtedness.


The excess of net long-term capital gains over the net short-term capital losses realized and distributed by the Fund to its shareholders as capital gains distributions are taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his stock. Such long-term capital gains distributions are not eligible for the dividends-received deduction referred to above. If a shareholder held shares six months or less and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.


Any dividend or distribution received by a shareholder on shares of the Fund shortly after the purchase of such shares by such shareholder will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, such dividend or distribution, although in effect a return of capital, is subject to applicable taxes to the extent that the investor is subject to such taxes regardless of the length of time the investor may have held the stock.


The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In connection with this withholding requirement, a shareholder will be asked to certify on his application that the social security or tax identification number provided is correct and that the shareholder is not subject to 31% backup withholding for previous underreporting to the IRS.


NET ASSET VALUE


The Fund determines the net asset value per share of each class of the Fund as of 4:00 p.m., New York City time, by dividing the value of the Fund's net assets of a class (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding for such class at the time the determination is made. The Fund determines its net asset value on each

Fund Business Day. Fund Business Day for this purpose means weekdays (Monday through Friday) except customary national business holidays and Good Friday. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order in proper form. See "Purchase of Shares" and "Redemption of Shares" herein.


Portfolio securities for which market quotations are readily available are valued at market value. All other investment assets of the Fund are valued in such manner as the Board of Directors of the Fund in good faith deems appropriate to reflect their fair value.


GENERAL INFORMATION


Performance


From time to time the Fund may distribute sales literature or publish advertisements containing "total return" quotations for the Fund, on behalf of each class and computed separately for each class of shares. The performance for each class of shares may vary due to variations in expenses of each class of shares. The Manager may also include general language in such advertisements or information furnished to present or prospective shareholders regarding the Manager's investment performance. Such sales literature or advertisements will disclose the Fund's average annual compounded total return for the Fund's last one year period, five year period and the period since the Fund's inception, and may include total return information for other periods. The Fund's total return for each period is computed, through use of a formula prescribed by the SEC, by finding the average annual compounded rates of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when received.


The Fund may also from time to time include in advertisement the ranking of those performance figures relative to such figures for groups of mutual funds categorized by nationally recognized ranking agencies. The performance of the Fund may also be compared to recognized indices, including, but not limited to, the Standard & Poor's 500.


Shareholder Meetings


As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-Laws of the Fund provide for annual meetings only (a) for the election of directors as required by the 1940 Act, (b) for approval of revised investment advisory agreements with respect to a particular class or series of stock, (c) for approval of revisions to the Fund's distribution plan as required in the 1940 Act with respect to particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than 10% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act, any registration of the Fund with the SEC or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of shareholders called for the purpose of considering the election or re-election of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.


Year 2000 Issue


As the year  2000  approaches,  an issue  has  emerged  regarding  how  existing application software programs and operating systems can accommodate this date value. Failure to adequately address this issue could have potentially serious repercussions. The Manager is in the process of working with the Fund's service providers to prepare for the year 2000. Based on information currently available, the Manager does not expect that the Fund will incur significant operating expenses or be required to incur material costs to be year 2000 compliant. Although the Manager does not anticipate that the year 2000 issue will have material impact of the Fund's ability to provide service at current levels, there can be no assurance that steps taken in preparation for the year 2000 will be sufficient to avoid an adverse impact on the Fund.


Custodian and  Transfer Agent


Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, is the custodian for the Fund's cash and securities. Reich & Tang Services, Inc., 600 Fifth Avenue, New York, New York 10020, is the transfer agent and dividend agent for the shares of the Fund. The Fund's custodian and transfer agent do not assist in, and are not responsible for investment decisions involving assets of the Fund.


Information for Shareholders


All shareholder inquiries should be directed to Delafield Fund, Inc., 600 Fifth Avenue, New York, New York 10020 (telephone: 212-830-5220 or outside New York State 800-221-3079).


The Fund will send to all its shareholders semi-annual unaudited and annual audited reports, including a list of investment securities held.


The Fund maintains a web site (http://www.delafieldfund.com) which contains this Prospectus and other information about the Fund and its shares. For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement filed with the SEC, including the exhibits thereto. The Registration Statement and the exhibits thereto may be examined at the SEC and copies thereof may be obtained upon payment of certain duplicating fees.

                       TABLE OF CONTENTS
Table of Fees and Expenses............................2
Introduction..........................................3
Investment Objectives, Policies and Risks.............3
   Foreign Securities.................................5
   Convertible Securities.............................5          DELAFIELD
   Risks of Investing in Lower Rated Securities.......5          FUND, INC.
   Warrants...........................................6
   Short Sales........................................6
   Restricted Securities..............................7
   Corporate Reorganizations..........................7
   Investment in Small, Unseasoned Companies..........7     Administrative Class
Investment Restrictions...............................7
The Manager...........................................8
Description of Common Stock...........................10
Distribution and Service Plan.........................11
Purchase of Shares....................................12
   New Shareholders...................................12         PROSPECTUS
   Present Shareholders...............................13       August 15, 1998
   Electronic Funds Transfers (EFT), Pre-authorized
      Credit and Direct Deposit Privilege.............13
Redemption of Shares..................................13
   Systematic Withdrawal Plan.........................14
   Telephone Redemption Privilege.....................14
Retirement Plans......................................15
Dividends, Distributions and Taxes....................15
Net Asset Value.......................................16
General Information ..................................17
   Performance........................................17
   Shareholder Meetings...............................17
   Year 2000 Issue....................................17
   Custodian and Transfer Agent.......................18
   Information for Shareholders ......................18
---------------------------------------------------------------
No dealer, salesman or other person has been authorized to give any information or to make any representation other than those contained in this Prospectus, and if given or made, such information and representation may not be relied upon as authorized by the Fund, its Manager, Distributor or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of any offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such offer in such state.


DELAD898P

                                                      Registration No. 33-69760
                                                                     Rule 497(c)
--------------------------------------------------------------------------------
DELAFIELD                                                      600 FIFTH AVENUE,
FUND, INC.                                                    NEW YORK, NY 10020
                                                              (212) 830-5220
================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION
                                 August 15, 1998



Relating to the Prospectus for the Institutional Class (I Shares), Retail Class (R Shares) and Administrative Class (Admin Shares) of the Delafield Fund, Inc., each dated August 15, 1998.


Delafield Fund, Inc. (the "Fund") is an open-end, diversified management investment company. The Fund's investment objectives are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.


This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by one of the Fund's prospectuses, each dated August 15, 1998 (the "Prospectus"). This Statement of Additional Information contains additional and more detailed information than that set forth in each respective Prospectus and should be read in conjunction with each Prospectus, additional copies of which may be obtained without charge by either writing or telephoning the Fund at the address or telephone number set forth above. This Statement of Additional Information is incorporated by reference into each respective prospectus in its entirety.

                               Table of Contents

----------------------------------------------------------------------------------------------------------------------------
Investment Objectives, Policies and Risks.....................2    Manager.................................................5
      Common Stock............................................2       Expense Limitation...................................6
      Warrants................................................2    Management of the Fund..................................7
      Foreign Securities......................................2       Compensation Table...................................8
      Convertible Securities................................. 2       Counsel and Auditors.................................9
      Corporate Reorganizations...............................2    Distribution and Service Plan...........................9
      Repurchase Agreements...................................3    The Glass-Steagall Act..................................9
      Risks of Investing in Lower Rated Securites.............3    Description of Common Stock............................10
      Other Matters...........................................4    Custodian Transfer Agent...............................11
   Investment Restrictions....................................4    Financial Statements...................................11
   Portfolio Transactions.....................................4    Performance............................................11
   Purchase of Shares and Redemption of Shares................5    Net Asset Value........................................11
                                                                   Description of Ratings.................................13
-----------------------------------------------------------------------------------------------------------------------------


DEL898SAI

INVESTMENT OBJECTIVES, POLICIES AND RISKS

As stated in the Prospectus, the Fund is an open-end, diversified management investment company. The Fund's investment objectives are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. The Fund will seek to achieve these objectives by investing primarily in the equity securities of domestic companies which, based on the research of the Delafield Asset Management Division of Reich & Tang Asset Management L.P. (the "Manager"), are considered to be undervalued or to represent special situations (i.e., companies undergoing change that might cause their market value to grow at a rate faster than the market generally).


Common Stock


The Fund intends to invest principally in the equity securities of domestic companies. Investment in the Fund should be made with an understanding of the risks that an investment in equity securities may entail. In particular, common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of the issuer's obligations, including preferred stock dividends, are satisfied. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, and investor perceptions of market liquidity.


Warrants


The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investment in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.


Foreign Securities


Investments may be made in both domestic and foreign companies. While the Fund has no present intention to invest any significant portion of its assets in foreign securities, it reserves the right to invest not more than 15% of the value of its total assets (at the time of purchase and after giving effect thereto) in the securities of foreign issuers and obligors.


Investments in foreign companies involve certain considerations which are not typically associated with investing in domestic companies. An investment may be affected by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Foreign stock markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies may be less liquid and more volatile than securities of comparable domestic companies. There is generally less government regulation of stock exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


Convertible Securities


The Fund may invest in convertible securities which may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.


Corporate Reorganizations


The Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Manager, there is reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by the Fund.


In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Manager which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offerer as well as the dynamics of the business climate when the offer or proposal is in process.


In making such investments, the Fund will not violate any of its diversification requirements or investment restrictions (see below, "Investment Restrictions") including the requirement that, except for the investment of up to 25% of its total assets in any one company or industry, not more than 5% of its total assets may be invested in the securities of any one issuer. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Fund thereby increasing its brokerage and other transaction expenses as well as make it more difficult for the Fund to meet the tests for favorable tax treatment as a "Regulated Investment Company" specified by the Internal Revenue Code (see the Prospectus, "Dividends, Distributions and Taxes"). The Manager intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments as well as monitor the effect of such investments on the tax qualification tests of the Internal Revenue Code.


Repurchase Agreements


When the Fund enters into a repurchase agreement, the Fund requires the continual maintenance of collateral (to be held by the Fund's custodian in a segregated account) in an amount equal to, or in excess of, the vendor's repurchase agreement commitment. The underlying securities are ordinarily U.S.
Treasury or other government obligations or high quality money market instruments. In the event that a vendor defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral are less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities.


Risks of Investing in Lower Rated Securities


The Fund may invest less than 35% of its total assets in lower rated securities (Baa by Moody's Investor Services, Inc. ("Moody's") or BBB by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies ("S&P") and comparable unrated securities, collectively commonly known as "junk bonds") to the extent described in the Prospectus. No minimum rating standard is required by the Fund. These lower rated securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured. These lower rated securities generally tend to reflect economic changes (and the outlook for economic growth) short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities  and  may do so in the  future,  especially  in the  case  of  highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules require that savings and loan associations gradually reduce their holdings of securities. An effect of such legislation may be to depress the prices of outstanding lower rated securities. In addition, investment in these lower rated securities may involve greater liquidity and valuation risks than those for investment grade securities. To the extent there is no established secondary market for these securities, there could be thin trading of such securities which could adversely impact the Board of Directors' ability to accurately value such securities and the Fund's assets. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the Manager's judgment may at times play a greater role in valuing these securities than in the case of investment grade securities, and it also may be more difficult during times of certain adverse market conditions to dispose of these lower rated securities to meet redemption requests or to respond to changes in the market.

While the Manager may refer to ratings issued by established credit rating agencies, it is not the Fund's policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Manager's own independent and ongoing review of credit quality. To the extent the Fund invests in these lower rated securities, the achievement of its investment objectives may be more dependent on the Manager's own credit analysis than in the case of a fund investing in investment grade securities.


Other Matters


In addition, for purposes of complying with the securities regulations of certain states, the Fund has adopted the following additional investment restrictions, which may be changed by the Fund's Board of Directors without shareholder approval. The Fund may not purchase or retain the securities of any issuer if the officers or directors of the Fund or Reich & Tang Asset Management, Inc., the general partner of the Manager, own beneficially more than 1/2 of 1% of the securities of an issuer together own beneficially more than 5% of that issuer.


INVESTMENT RESTRICTIONS


The Fund has adopted the following investment restrictions which are in addition to those described in the Prospectus. Under the following restrictions, which may not be changed without the approval of a majority of the Fund's shareholders, the Fund may not:


1) Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests in oil, gas or other mineral exploration or development programs;

2)   Invest in puts, calls, straddles, spreads or combination thereof;

3)   Purchase or acquire commodities or commodity contracts;

4) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowing;

5) Participate on a joint or a joint and several basis in any securities trading account; and

6)   Invest in companies for the purpose of exercising control.


PORTFOLIO TRANSACTIONS


The Manager makes the Fund's portfolio decisions and determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Manager or portfolio transactions may be effected by the Manager. Neither the Fund nor the Manager has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Manager for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Manager and, therefore, may have the effect of reducing the expenses of the Manager in rendering advise to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Manager probably does not reduce the overall expenses of the Manager to any material extent. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best execution, the Manager may consider sales of shares of the Fund as a factor in the selection of brokers to execute portfolio transactions for the Fund.


The investment  information  provided to the Manager is of the type described in
Section 28(e) of the Securities Exchange Act of 1934 and is designed to augment the Manager's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by the Manager in carrying out its investment management responsibilities with respect to all its clients' accounts. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Manager determines in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage and research services provided by the executing broker.


The Fund may deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market. It may also purchase listed securities through the third market. Where transactions are executed in the over-the-counter market or the third market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain best execution, it will utilize the services of others. In all cases the Fund will attempt to negotiate best execution.


The Distributor may from time to time effect transactions in the Fund's portfolio securities. In such instances, the placement of orders with the Distributor would be consistent with the Fund's objective of obtaining best execution. With respect to orders placed with the Distributor for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the Investment Company Act of 1940 (the "1940 Act"), as amended, and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund) to receive brokerage commissions from such registered investment company provided that such commissions are reasonable and fair compared to commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. In addition, pursuant to Section 11(a) of the Securities Exchange Act of 1934, the Distributor is restricted as to the nature and extent of the brokerage services it may perform for the Fund. The Securities and Exchange Commission has adopted rules under Section 11(a) which permit a distributor to a registered investment company to receive compensation for effecting, on a national securities exchange, transactions in portfolio securities of such investment company, including causing such transactions to be transmitted, executed, cleared and settled and arranging for unaffiliated brokers to execute such transactions. To the extent permitted by such rules, the Distributor may receive compensation relating to transactions in portfolio securities of the Fund provided that the Fund enters into a written agreement, as required by such rules, with the Distributor authorizing it to retain compensation for such services. Transactions in portfolio securities placed with the Distributor which are executed on a national securities exchange must be effected in accordance with procedures adopted by the Board of Directors of the Fund pursuant to Rule 17e-1.


No portfolio transactions are executed with the Manager or its affiliates acting as principal. In addition, the Fund will not buy bankers' acceptances, certificates of deposit or commercial paper from the Manager or its affiliates.


The portfolio turnover rate for the fiscal year ended December 31, 1996 and December 31, 1997 was 75.54% and 55.43%, respectively.


PURCHASE OF SHARES AND REDEMPTION OF SHARES


The material relating to the purchase and redemption of shares in the Prospectus is herein incorporated by reference.


MANAGER


The investment manager for the Fund is the Delafield Asset Management Division of Reich & Tang Asset Management L.P., a Delaware limited partnership with principal offices at 600 Fifth Avenue, New York, New York 10020 (the "Manager"). As of March 31, 1998, the Manager was manager, adviser or supervisor with respect to assets aggregating approximately $11.51 billion. The Manager acts as manager or administrator of fifteen other investment companies and also advises pension trust, profit sharing trusts and endowments.


Effective January 1, 1998, NEIC Operating Partnership, L.P. ("NEICOP") was the limited partner and owner of a 99.5% interest in the Manager replacing New England Investment Companies, L.P. ("NEICLP") as the limited partner and owner of such interest in the Manager due to a restructuring by New England Investment Companies, Inc. ("NEIC"). Subsequently, effective March 31, 1998, Nvest Companies, L.P. ("Nvest Companies") due to a change in name of NEICOP, replaces NEICOP as the limited partner and owner of a 99.5% interest in the Manager.


Reich & Tang Asset Management, Inc. (an indirect, wholly-owned subsidiary of Nvest Companies) is the sole general partner and owner of the remaining 0.5% interest of the Manager. Nvest Corporation, a Massachusetts Corporation (formerly known as New England Investment Companies, Inc.), serves as the managing general partner of Nvest Companies. The recent name change of NEICLP did not result in a change in control of the manager and has no impact upon the Manager's performance of its responsibilities and obligations.


Reich & Tang Asset Management, Inc. is an indirect subsidiary of Metropolitan Life Insurance Company ("MetLife"). Also, MetLife directly and indirectly owns approximately 47% of the outstanding partnership interests of Nvest Companies and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns, directly and indirectly, approximately 13% of the outstanding partnership interests of Nvest Companies.


The Manager provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors or officers of Reich & Tang Asset Management Inc., or employees of the Manager or its affiliates.


MetLife is a mutual life insurance company with assets of $297.6 billion at December 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.6 trillion at December 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.


Nvest Companies is a holding company offering a broad array of investment styles across a wide range of asset categories through thirteen subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. Its business units, in addition to the manager, include AEW Capital Management, L.P., Back Bay Advisors, L.P., Capital Growth Management, Limited Partnership, Greystone Partners, L.P., Harris Associates, L.P.,

Jurika & Voyles, L.P., Loomis, Sayles & Company, L.P., New England Funds, L.P., New England Investment Associates, Inc., Snyder Capital Management, L.P., Vaughan, Nelson, Scarborough & McCullough, L.P., and Westpeak Investment Advisors, L.P. These affiliates in the aggregate are investment advisors or managers to 80 other registered investment companies.


On November 28, 1995 the Board of Directors, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, approved the Investment Management Contract effective August 30, 1996, which had a term that extended to July 31, 1998 and may be continued in force thereafter for successive twelve-month periods beginning each August 1, provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by its Board of Directors, and in either case by a majority of the directors who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter. The Investment Management Contract is terminable without penalty by the Fund on sixty days' written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board of
Directors,   or  by  the  Manager  on  sixty  days'  written  notice,  and  will automatically terminate in the event of its assignment. The Investment Management Contract provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or of reckless disregard of its obligations thereunder, the Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.


Under the Investment Management Contract, the Manager receives from the Fund a fee equal to .80% per annum of the Fund's average daily net assets. The fee received by the Manager under the Investment Management Contract is higher than the fee paid by most investment companies. The fees are accrued daily and paid monthly. Any portion of the total fees received by the Manager may be used by the Manager to provide shareholder services. (See "Distribution and Service Plan" herein.) The following management fee information refers to the Institutional Class only. For the Fund's fiscal years ended September 30, 1995 and December 31, 1995, the fees payable to the Manager under the Investment Management Contract were $104,515 of which $33,474 was voluntarily and irrevocably waived and $86,832, none of which was waived. The Fund's net assets at the close of business on September 30, 1995 and December 31, 1995, totaled $42,316,267 and $45,730,034, respectively. For the Fund's fiscal year ended December 31, 1996, the fee payable to the Manager under the Investment Management Contract was $419,025. The Fund's net assets at the close of business on December 31, 1996 totaled $61,279,432. For the Fund's fiscal year ended December 31, 1997, the fee payable to the Manager under the Investment Management Contract was $839,165. The Fund's net assets at the close of business on December 31, 1997 totaled $146,623,972.


Pursuant to the Administrative Services Contract with the Fund, the Manager also performs clerical, accounting supervision, office service and related functions for the Fund and provides the Fund with personnel to (i) supervise the performance of bookkeeping and related services by Investors Fiduciary Trust Company, the Fund's bookkeeping or recordkeeping agent, (ii) prepare reports to and filings with regulatory authorities, and (iii) perform such other services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager, of its affiliates or of other organizations. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Contract, the Manager receives from the Fund a fee equal to .21% per annum of the Fund's average daily net assets. The following administrative fee information refers to the Institutional Class only. For the Fund's fiscal years ended September 30, 1995 and December 31, 1995, the fees payable to the Manager under the Administrative Services Contract were $26,129, all of which was voluntarily and irrevocably waived and $22,088, none of which was waived. For the Fund's fiscal year ended December 31, 1996, the fee payable to the Manager under the Administrative Services Contract was $109,994. For the Fund's fiscal year ended December 31, 1997, the fee payable to the Manager under the Administrative Services Contract was $220,281.


The Manager at its discretion may waive its rights to any portion of the management fee or the administrative services fee and may use any portion of the management fee and the administrative services fee for purposes of shareholder and administrative services and distribution of the Fund's shares. There can be no assurance that such fees will be waived in the future (see "Distribution and Service Plan" herein).


Expense Limitation


The Manager has agreed, pursuant to the Investment Management Contract, to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which, in any year, exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. For the purpose of this obligation to reimburse expenses, the Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments are made to it on a monthly basis. Subject to the obligations of the Manager to reimburse the Fund for its excess expenses as described above, the Fund has, under the Investment Management Contract, confirmed its obligation for payment of all its other expenses, including taxes, brokerage fees and commissions, commitment fees, certain insurance premiums, interest charges and expenses of the custodian, transfer agent and dividend disbursing agent's fees, telecommunications expenses, auditing and legal expenses, bookkeeping agent fees, costs of forming the corporation and maintaining corporate existence, compensation of directors, officers and employees of the Fund and costs of other personnel performing services for the Fund who are not officers of the general partner of the Manager or its affiliates, costs of investor services, shareholder reports and corporate meetings, Securities and Exchange Commission registration fees and expenses, state securities laws registration fees and expenses, expenses of preparing and printing the Fund's prospectus for delivery to existing shareholders and of printing application forms for shareholder accounts and the fees payable to the Manager under the Investment Management Contract and the Administrative Services Contract and the Distributor under the Shareholder Servicing Agreement.


The Fund may from time to time hire its own employees or contract to have management services performed by third parties (including Participating Organizations, as defined under "Distribution and Service Plan") as discussed herein, and the management of the Fund intends to do so whenever it appears advantageous to the Fund. The Fund's expenses for employees and for such services are among the expenses subject to the expense limitation described above. As a result of the recent passage of the National Securities Markets Improvement Act of 1996, all state expense limitations have been eliminated at this time.


MANAGEMENT OF THE FUND


The directors and officers of the Fund, and their principal occupations for the past five years, are listed below. The address of each such person, unless otherwise indicated, is 600 Fifth Avenue, New York, New York 10020. Directors deemed to be "interested persons" of the Fund for the purposes of the 1940 Act are indicated by an asterisk.


J. DENNIS DELAFIELD,* 62 - Chairman, Chief Executive Officer and a Director of the Fund, is Managing Director of the Delafield Asset Management Division of the Manager, with which he has been associated since September 1993. From December 1991 to September 1993, Mr. Delafield, acting as an investment adviser, was a Managing Director of Reich & Tang L.P. and an officer of Reich & Tang, Inc.; from October 1979 to December 1991, was President and Director of Delafield Asset Management, Inc.


VINCENT SELLECCHIA, 46 - President of the Fund, is Managing Director of the Delafield Asset Management Division of the Manager, with which he has been associated since September 1993. From December 1991 to September 1993, Mr. Sellecchia, acting as an investment adviser, was Vice President of Reich & Tang L.P. and an officer of Reich & Tang, Inc.; from October 1980 to December 1991, was Vice President, Director of Investment Analysis for Delafield Asset Management, Inc.


DR. W. GILES MELLON, 67 - Director of the Fund, is a Professor of Business Administration in the Graduate School of Management, Rutgers University, with which he has been associated with since 1966. His address is Rutgers University Graduate School of Management, 92 New Street, Newark, New Jersey 07102. Dr. Mellon is also a Director of Back Bay Funds, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Georgia Daily Municipal Income Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pax World Money Market Fund, Inc., Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Virginia Daily Municipal Income Fund, Inc.; Trustee of Florida Daily Municipal Income Fund, Institutional Daily Income Fund and Pennsylvania Daily Municipal Income Fund.


ROBERT STRANIERE, 57 - Director of the Fund, is a Member of the New York State Assembly and has been partner with the Straniere Law Firm since 1981. His address is 182 Rose Avenue, Staten Island, New York 10306. Mr. Straniere is also a Director of Back Bay Funds, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Georgia Daily Municipal Income Fund, Inc., Life Cycle Mutual Funds, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pax World Money Market Fund, Inc., Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Virginia Daily Municipal Income Fund, Inc.; Trustee of Florida Daily Municipal Income Fund, Institutional Daily Income Fund and Pennsylvania Daily Municipal Income Fund.


YUNG WONG, 59 - Director of the Fund, was a Director of Shaw Investment Management (U.K.) Limited from October 1994 to October 1995, and formerly was a General Partner of Abacus Limited Partnership (a general partner of a venture capital investment firm) from 1984 to 1994. His address is 29 Alden Road, Greenwich, Connecticut 06831. Dr. Wong is also a Director of Back Bay Funds, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Georgia Daily Municipal
Income Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pax World Money Market Fund, Inc., Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Virginia Daily Municipal Income Fund, Inc.; Trustee of Eclipse Financial Asset Trust, Florida Daily Municipal Income Fund, Institutional Daily Income Fund and Pennsylvania Daily Municipal Income Fund.

BERNADETTE N. FINN, 50 - Vice President and Secretary of the Fund, has been Vice President of the Mutual Funds division of the Manager since September 1993. Ms. Finn was formerly Vice President and Assistant Secretary of Reich & Tang, Inc. with which she was associated with from September 1970 to September 1993. Ms. Finn is also Secretary of Back Bay Funds, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Georgia Daily Municipal Income Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Tax Exempt Proceeds Fund, Inc. and Virginia Daily Municipal Income Fund, Inc.; Vice President and Secretary of Institutional Daily Income Fund, Pax World Money Market Fund, Inc., Reich & Tang Equity Fund, Inc. and Short Term Income Fund, Inc.


CYNTHIA L. JERAN, 42 - Vice President of the Fund, is an associate of the Delafield Asset Management Division of the Manager, with which she has been affiliated since September 1993. From December 1991 to September 1993, Ms. Jeran was an associate of the Delafield Asset Management division of the Manager's predecessor, and from April 1981 through December 1991 was an associate of Delafield Asset Management, Inc.


RICHARD DE SANCTIS, 41 - Treasurer of the Fund, has been Vice President and Treasurer of the Manager since September 1993. Mr. De Sanctis was formerly Controller of Reich & Tang, Inc. from January 1991 to September 1993, Vice President and Treasurer of Cortland Financial Group, Inc. and Vice President of Cortland Distributors, Inc. from 1989 to December 1990. Mr. De Sanctis is also Treasurer of Back Bay Funds, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Georgia Daily Municipal Income Fund, Inc., Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pax World Money Market Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc., Tax Exempt Proceeds Fund, Inc. and Virginia Daily Municipal Income Fund, Inc.; Vice President and Treasurer of Cortland Trust, Inc.


ROSANNE HOLTZER, 33 - Assistant Treasurer of the Fund, has been Vice President of the Mutual Funds division of the Manager since December 1997. Ms. Holtzer was formerly Manager of Fund Accounting for the Manager with which she was associated with from June 1986. She is also Assistant Treasurer of Back Bay Funds, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Georgia Daily Municipal Income Fund, Inc., Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pax World Money Market Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Virginia Daily Municipal Income Fund, Inc. and is Vice President and Assistant Treasurer of Cortland Trust, Inc.


Directors of the Fund not affiliated with Reich & Tang Asset Management L.P. receive from the Fund an annual retainer of $1,500 and a fee of $250 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Directors who are affiliated with Reich & Tang Asset Management L.P. do not receive compensation from the Fund. See Compensation Table below.

                               COMPENSATION TABLE

         (1)                     (2)                     (3)                     (4)                       (5)
                       Aggregate Compensation   Pension or Retirement                            Total Compensation from
   Name of Person,       from Registrant for     Benefits Accrued as       Estimated Annual       Fund and Fund Complex
      Position               Fiscal Year        Part of Fund Expenses   Benefits upon Retirement    Paid to Directors*



W. Giles Mellon,              $2,500                     0                        0                $52,000 (16 Funds)
Director

Robert Straniere,             $2,500                     0                        0                $52,000 (16 Funds)
Director

Yung Wong,                    $2,500                     0                        0                $52,000 (16 Funds)
Director


* The total compensation paid to such persons by the Fund and Fund Complex for the fiscal year ending December 31, 1997 (and, with respect to certain of the funds in the Fund Complex, estimated to be paid during the fiscal year ending December 31, 1998). The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same Fund complex as the Fund, because, among other things, they have a common investment advisor.

Counsel and Auditors


Legal matters in connection with the issuance of shares of stock of the Fund are passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022.


McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, independent certified public accountants, have been selected as auditors for the Fund.


DISTRIBUTION AND SERVICE PLAN


The  material   relating  to  the   Distribution  and  Service  Plan  is  herein
incorporated by reference to each Prospectus for the Institutional Class, Retail Class and Administrative Class.


The following information pertains to the Institutional Class only. For the Fund's fiscal year ended September 30, 1995, the Fund accrued shareholder servicing fees of $32,661, all of which was voluntarily, permanently and irrevocably waived. During such period, the Manager made payments from its own resources aggregating $13,646 of which $2,065 was spent on sales personnel and related expenses of the Manager, $1,374 was spent on travel and entertainment, $9,831 was spent on prospectus and application printing and $376 was spent on miscellaneous expenses. For the Fund's fiscal year ended December 31, 1995, the Fund paid a distribution fee of $5,553 for expenditures pursuant to the Plan. During such time, the Fund accrued shareholder servicing fees of $27,135, of which $21,582 was voluntarily, permanently and irrevocably waived, and the Manager made payments from its own resources aggregating $1,913 of which $1,348 was spent on sales personnel and related expenses of the Manager, $311 was spent on travel and entertainment, $7 was spent on prospectus and application printing and $247 was spent on miscellaneous expenses. For the Fund's fiscal year ended December 31, 1996, the Fund paid a distribution fee of $24,339 for expenditures pursuant to the Plan. During such time, the Fund accrued shareholder servicing fees of $130,945, of which $106,606 was voluntarily and irrevocably waived, and the Manager made payments from its own resources aggregating $2,802 of which $376 was spent on sales personnel and related expenses of the Manager, $89 was spent on travel and entertainment, $2,331 was spent on prospectus and application printing and $5 was spent on miscellaneous expenses. For the Fund's fiscal year ended December 31, 1997, the Fund paid a distribution fee of $52,448 for expenditures pursuant to the Plan. During such time, the Fund accrued shareholder servicing fees of $262,239, of which $209,791 was voluntarily and irrevocably waived, and the Manager made payments from its own resources aggregating $37,191 of which $558 was spent on sales personnel and related expenses of the Manager, $1,099 was spent on travel and entertainment, $35,404 was spent on prospectus, application and miscellaneous printing and $130 was spent on miscellaneous expenses.


In accordance with Rule 12b-1, the Plan provides that all written agreements relating to the Plan entered into between either the Fund or the Distributor and Participating Organizations or other organizations must be in a form satisfactory to the Fund's Board of Directors. In addition, the Plan requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made.


The Plan provides that it may continue in effect for successive annual periods provided it is approved by the Fund's shareholders or by the Board of Directors, including a majority of directors who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plan, or agreements related to the Plan. The Plan was approved by a majority of its shareholders on November 16, 1993. The continuance of the Plan was most recently approved by the Board of Directors on July 17, 1998 and shall continue in effect until July 31, 1999. The Plan further provides that it may be spent by the Fund for distribution pursuant to the Plan without shareholder approval, and the other material amendments must be approved by the directors in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of a majority of the disinterested directors of the Fund or the Fund's shareholders.


THE GLASS-STEAGALL ACT


The Glass-Steagall Act limits the ability of a depository institution to become an underwriter or distributor of securities. However, it is the Fund's position that banks are not prohibited from acting in other capacities for investment companies, such as providing administrative and shareholder account maintenance services and receiving compensation from the Distributor for providing such services. However, this is an unsettled area of the law and if a determination contrary to the Fund's position is made by a bank regulatory agency or court concerning shareholder servicing and administration payments to banks from the Distributor, any such payments will be terminated and any shares registered in the banks' names, for their underlying customers, will be re-registered in the name of the customers at no cost to the Portfolio or its shareholders. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

DESCRIPTION OF COMMON STOCK


The authorized capital stock of the Fund, which was incorporated on October 12, 1993 in Maryland, consists of twenty billion shares of stock having a par value of one-tenth of one cent ($.001) per share. The Fund's Board of Directors is authorized to divide the shares into separate series of stock, one for each of the portfolios that may be created. Each share of any series of shares when issued will have equal dividend, distribution and liquidation rights within the series for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares of all series have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the unaffected series. Shares will be voted in the aggregate. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder.


On May 29, 1998 there were 10,457,250 shares of the Fund outstanding. As of May 29, 1998, the amount of shares owned by all officers and directors of the Fund, as a group, was 7.35% of the outstanding shares. Set forth below is certain information as to persons who owned 5% or more of the Fund's outstanding shares as of May 29, 1998:

                                                            Nature of
Name and address                         % of Class         Ownership
----------------                         ----------         ---------

Institutional Class

Charles Schwab and Co.                     25.66%            Record
101 Montgomery Street
San Francisco, CA  94104-4122


National Financial Services Corp.           7.91%            Record
One World Financial Center
200 Liberty Street
New York, N.Y. 10281-1003


J. Dennis Delafield                         5.58%          Beneficial
c/o Delafield Asset Management
600 Fifth Avenue
New York, N.Y. 10020

Retail Class
None.

Administrative Class
None.

Under its Articles of Incorporation the Fund has the right to redeem for cash shares of stock owned by any shareholder to the extent and at such times as the Fund's Board of Directors determines to be necessary or appropriate to prevent an undue concentration of stock ownership which would cause the Fund to become a "personal holding company" for Federal income tax purposes. In this regard, the Fund may also exercise its right to reject purchase orders.


The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. Unless specifically requested by an investor, the Fund will not issue certificates evidencing Fund shares.


As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-laws of the Fund provide for annual meetings only (a) for the election of directors as required by the 1940 Act, (b) for approval of revised investment advisory agreements, with respect to a particular class or series of stock, (c) for approval of revisions to the Fund's distribution plan as required by the 1940 Act with respect to a particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than 10% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of shareholders called for the purpose of considering the election or re-election of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.


CUSTODIAN AND TRANSFER AGENT


Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105 is custodian for its cash and securities. Reich & Tang Services L.P., 600 Fifth Avenue, New York, New York 10020, is transfer agent and dividend disbursing agent for the shares of the Fund. The custodian and transfer agent do not assist in, and are not responsible for, investment decisions involving assets of the Fund.


FINANCIAL STATEMENTS


The audited financial statements for the Fund for the fiscal year ended December 31, 1997 and the report of McGladrey & Pullen LLP thereon are herein incorporated by reference to the Fund's Annual Report. The Annual Report is available upon request and without charge.


PERFORMANCE

The Fund may from time to time include its yield, total return, and average annual total return in advertisements or information furnished to present or prospective shareholders on behalf of each class and computed separately for each class of shares. The performance of each class of shares may vary due to variations in expenses of each class of shares. The Manager may also include performance information in such advertisements or information furnished to current or prospective shareholders regarding Mr. Delafield's personal investment performance since 1969 when he began managing investments for clients with similar objectives as the Fund's and before Mr. Delafield joined the Manager's predecessor, Reich & Tang L.P., in 1991. The Fund may also from time to time include in advertisements the ranking of those performance figures relative to such figures for groups of mutual funds categorized by the Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar Inc., Wiesenberger Investment Company Service, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Bank Rate Monitor, and The Wall Street Journal as having the same investment objectives. The performance of the Fund may also be compared to the Europe, Australia and Far East Index, an unmanaged standard foreign securities index monitored by Capital International, S.A. and to the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average, both of which are recognized indices of domestic stocks' performance.


Average annual total return is a measure of the average annual compounded rate of return of $1,000 invested at the maximum public offering price over a specified period, which assumes that any dividends or capital gains distributions are automatically reinvested in the Fund rather than paid to the investor in cash. Total return is calculated with the same assumptions and shows the aggregate return on an investment over a specified period.


The formula for total return used by the Fund includes three steps: (1) adding to the total number of shares purchased by the hypothetical investment in the portfolio of $1,000 (assuming the investment is made at a public offering price) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment and annualizing the result for periods of less than one year.


The Fund computes yield by annualizing net investment income per share for a recent 30-day period and dividing that amount by a Fund share's maximum public offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. The Fund's yield will vary from time to time depending upon market conditions, the composition of the Fund and operating expenses of the Fund.


Total return and yield may be stated with or without giving effect to any expense limitations in effect for the Fund.


NET ASSET VALUE


The Fund does not determine its net asset value per share on the following holidays: New Year's Day, President's Day, Martin Luther King Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


For purposes of determining the Fund's net asset value per share, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner.

Portfolio securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.


Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Manager to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deems appropriate to reflect their fair market value.


The Fund's Board of Directors has determined that U.S. Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors designed to reflect in good faith the fair value of such securities.

DESCRIPTION OF RATINGS*


Moody's Investors Service, Inc. ("Moody's")


Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.


Should no rating be assigned, the reason may be one of the following:


1)   An application for rating was not received or accepted.


2) The issue or issuer belongs to a group of securities that are not rated as a matter of policy.


3)   There is a lack of essential data pertaining to the issue or issuer.


4) The issue was privately placed, in which case the rating is not published in Moody's publications.


Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.


Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1 and B-1.


Standard & Poor's  Rating  Services,  a division  of the  McGraw-Hill  Companies
("S&P")


AAA: Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.


A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.


BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.


C1: The rating C1 is reserved for income bonds on which no interest is being paid.


D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.


Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.




---------------------------------------
*  As described by the rating agencies.